UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 98.09%	Shares	Value
	Administrative and Support Services - 0.22%
CRMZ	CreditRiskMonitor.com, Inc.	600	$2,100
CTRP	Ctrip.com International Ltd. - ADR*	5,800	338,894
IILG	Interval Leisure Group, Inc.	200	4,726
			345,720
	Broadcasting (except Internet) - 23.50%
CBS	CBS Corporation - Class B	53,000	2,923,480
DISCA	Discovery Communications, Inc. - Class A*^	101,700	8,585,514
SNI	Scripps Networks Interactive - Class A^	77,000	6,014,470
STRZA	Starz - Class A*^	128,200	3,606,266
TWX	Time Warner, Inc.	77,000	5,067,370
VIAB	Viacom Inc. - Class B	108,600	9,076,788
DIS	The Walt Disney Company^	33,300	2,147,517
YOKU	Youku.com, Inc. - ADR*^	2,160	59,184
			37,480,589
	Computer and Electronic Product Manufacturing - 0.30%
QCOM	QUALCOMM Inc.	7,000	471,520
ZNGA	Zynga, Inc. - Class A*	2,000	7,360
			478,880
	Credit Intermediation and Related Activities - 0.16%
TREE	Tree.com, Inc.	9,833	258,215

	Data Processing, Hosting and Related Services - 0.21%
CSGP	CoStar Group, Inc.*^	2,000	335,800

	Data Processor - 4.04%
MA	MasterCard, Inc. - Class A	4,000	2,691,120
VRSK	Verisk Analytics, Inc. - Class A*	7,700	500,192
V	Visa, Inc. - Class A^	17,000	3,248,700
			6,440,012
	Defense - 2.77%
CACI	CACI International, Inc. - Class A*^	44,000	3,040,840
MANT	ManTech International Corporation - Class A^	48,000	1,380,480
			4,421,320
	E-Commerce - 3.77%
IACI	IAC/InterActiveCorp	110,000	6,013,700

	Gaming - 1.55%
200 HK	Melco International Development Limited	920,000	2,467,283

	Global Exchanges - 0.48%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	11,000	94,497
JSE SJ	JSE Limited	46,000	394,014
SGX SP	Singapore Exchange Limited	48,000	277,773
			766,284
	Holding Company - 15.95%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	-
IEP	Icahn Enterprises LP	35,500	2,956,085
LMCA	Liberty Media Corporation - Class A*	118,600	17,451,990
LVNTA	Liberty Ventures - Series A*	57,000	5,025,690
			25,433,765
	Insurance Carriers and Related Activities - 0.00%
AFSI	AmTrust Financial Services, Inc.^	110	4,297

	Motion Picture and Sound Recording Industries - 3.53%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	198,000	5,635,080

	Motor Vehicle and Parts Dealers - 0.92%
AN	AutoNation, Inc.*^	28,000	1,460,760

	Non-Store Retailers - 9.44%
CPRT	Copart, Inc.*	38,860	1,235,359
EBAY	eBay, Inc.*	76,000	4,240,040
LINTA	Liberty Interactive Corporation - Class A*	363,000	8,519,610
OSTK	Overstock.com, Inc.*^	1,000	29,670
RBA	Ritchie Bros. Auctioneers, Inc.^	12,000	242,160
BID	Sotheby's	16,000	786,080
			15,052,919
	Other Exchanges - 0.25%
FTIS LI	Financial Technologies (India) Ltd. - GDR	100,000	32,180
URB/A CN	Urbana Corporation - Class A*	218,000	364,021
			396,201
	Other Information Services - 5.89%
GOOG	Google Inc. - Class A*	8,600	7,532,826
YHOO	Yahoo! Inc.*	56,000	1,856,960
			9,389,786
	Performing Arts, Spectator Sports, and Related Industries - 5.25%
LYV	Live Nation Entertainment, Inc.*	195,000	3,617,250
MSG	The Madison Square Garden Company - Class A*	82,000	4,761,740
			8,378,990
	Professional, Scientific, and Technical Services - 0.03%
MWW	Monster Worldwide, Inc.*	2,000	8,840
WYY	WidePoint Corp.*^	38,162	33,964
			42,804
	Publishing Industries (except Internet) - 0.89%
SSP	The E.W. Scripps Company - Class A*	77,500	1,422,125

	Rental and Leasing Services - 0.17%
CDCO	Comdisco Holding Company, Inc.*	60,000	271,200

	Satellite Telecommunications - 15.35%
DISH	DISH Network Corp. - Class A	146,000	6,571,460
SATS	EchoStar Corporation - Class A*	217,800	9,570,132
LBTYK	Liberty Global plc - Series C*	74,000	5,581,820
LORL	Loral Space & Communications Inc.	30,000	2,031,900
VSAT	ViaSat, Inc.*^	11,400	726,750
			24,482,062
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.51%
CBOE	CBOE Holdings Inc.	1,700	76,891
ICE	IntercontinentalExchange Inc.*^	11,000	1,995,620
MKTX	MarketAxess Holdings, Inc.	5,700	342,228
			2,414,739
	Security System Services - 1.42%
ASCMA	Ascent Capital Group LLC - Class A*	28,000	2,257,360

	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	-
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	-
			-
	Telecommunications - 0.02%
ICTG	ICTC Group Inc.*^	149	3,576
9984 JP	SoftBank Corp.	400	27,631
			31,207
	U.S. Equity Exchanges - 0.47%
NYX	NYSE Euronext	17,700	743,046

	TOTAL COMMON STOCKS
	(cost $88,011,028)		156,424,144

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	-
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	-
	TOTAL ESCROW NOTES
	(cost $0)		-

	RIGHTS - 0.46%	Shares
	Rental and Leasing Services - 0.46%
CDCOR	Comdisco Holding Company, Inc.*#	10,500,000	735,000
	TOTAL RIGHTS
	(cost $2,594,019)		735,000

	SHORT-TERM INVESTMENTS - 0.42%	Principal Amount
	Commercial Paper - 0.39%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$625,000	625,000

	Money Market Funds - 0.03%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.010%b	49,337	49,337
	TOTAL SHORT-TERM INVESTMENTS
	(cost $674,337)		674,337

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 14.72%
	Money Market Funds - 14.72%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	23,478,225	23,478,225
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $23,478,225)		23,478,225

	TOTAL INVESTMENTS - 113.69%
	(cost $114,757,609)(a)		$181,311,706

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $22,711,797 at September 30, 2013.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:
	Cost of investments	$115,355,786
	Gross unrealized appreciation		71,602,508
	Gross unrealized depreciation		(5,646,588)
	Net unrealized appreciation	$65,955,920

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 85.68%	Shares	Value
	Apparel Manufacturing - 2.68%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$275,765

	Asset Management - 13.13%
APO	Apollo Global Management LLC - Class A^	300	8,478
BX	The Blackstone Group LP^	1,850	46,046
BAM	Brookfield Asset Management Inc. - Class A	4,900	183,260
DDEJF	Dundee Corporation - Class A*	22,200	412,876
JZCP LN	JZ Capital Partners Ltd.	10,000	74,308
OAK	Oaktree Capital Group LLC^	2,700	141,345
ONEXF	Onex Corporation	9,200	483,000
			1,349,313
	Beverage and Tobacco Product Manufacturing - 0.13%
CWGL	Crimson Wine Group Ltd.*	1,350	12,893

	Broadcasting (except Internet) - 0.77%
STRZA	Starz - Class A*^	2,794	78,595

	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation - Class A*	132	44

	Construction of Buildings - 2.33%
BRP	Brookfield Residential Properties Inc.*^	10,100	232,502
LEN	Lennar Corporation - Class A^	200	7,080
			239,582
	Crop Production - 0.15%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	15,408

	Electronics and Appliance Stores - 0.56%
SHOS	Sears Hometown and Outlet Stores Inc.*	1,800	57,150

	European Exchanges - 0.97%
BME SM	Bolsas y Mercados Espanoles	3,130	99,318

	Gaming - 2.36%
WYNN	Wynn Resorts Limited^	1,535	242,545

	General Merchandise Stores - 2.56%
SEARF	Sears Canada Inc.	1,520	18,529
SHLD	Sears Holdings Corporation*^	4,100	244,524
			263,053
	Global Exchanges - 1.37%
BVMF3 BZ	BM&FBOVESPA SA	9,470	53,155
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	4,000	34,362
SGX SP	Singapore Exchange Limited	9,275	53,674
			141,191
	Holding Company - 22.47%
BOL FP	Bollore SA	925	483,411
HPAR SP	Haw Par Corporation Limited	7,260	42,823
IEP	Icahn Enterprises LP^	6,100	507,947
JS SP	Jardine Strategic Holdings Limited	5,970	202,085
LUK	Leucadia National Corporation	13,800	375,912
LMCA	Liberty Media Corporation - Class A*	3,000	441,450
LVNTA	Liberty Ventures - Series A*^	2,600	229,242
PVF CN	Partners Value Fund Inc.*	1,200	26,212
			2,309,082
	Insurance Carriers and Related Activities - 1.27%
GLRE	Greenlight Capital Re, Ltd. - Class A*^	4,600	130,824

	Jewelry, Watch, Precious Stone, and Precious Metal Merchant Wholesalers - 3.80%
CFR SW	Compagnie Financiere Richemont - Class A	3,900	390,712

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 1.88%
RSE	Rouse Properties, Inc.^	9,400	193,452

	Merchant Wholesalers, Nondurable Goods - 0.89%
GLEN LN	Glencore Xstrata plc*	16,710	91,084

	Mining (except Oil and Gas) - 0.54%
ELT AU	Elementos Limited*	9,081	101
FNV	Franco-Nevada Corporation^	1,000	45,260
NCQ	NovaCopper Inc.*	666	1,259
NG	NovaGold Resources Inc.*	4,000	9,280
			55,900
	Motion Picture and Sound Recording Industries - 2.60%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	9,400	267,524

	Non-Store Retailers - 3.22%
LINTA	Liberty Interactive Corporation - Class A*	14,100	330,927

	Oil and Gas - 1.89%
TPL	Texas Pacific Land Trust	2,300	194,419

	Oil and Gas Extraction - 2.65%
CLR	Continental Resources, Inc.*	1,050	112,623
MPI FP	MPI	1,000	4,167
POU CN	Paramount Resources Ltd. - Class A*	1,410	49,238
TOU CN	Tourmaline Oil Corp.*	2,615	106,245
			272,273
	Pharmaceutical and Biotechnology - 0.07%
VLA FP	Valneva SE*	1,300	6,929

	Publishing Industries (except Internet) - 0.08%
PRS SM	Promotora de Informaciones S.A. - Class A*	18,310	8,026

	Real Estate - 9.47%
BPY	Brookfield Property Partners LP^	281	5,446
BRE CN	Brookfield Real Estate Services, Inc.	5,050	66,186
CWT-U CN	Calloway - REIT	5,100	120,562
CIT SP	City Developments Limited	10,715	87,544
DRM CN	Dream Unlimited Corp. - Class A*	35,700	450,561
DRUNF	Dream Unlimited Corp. - Class A*^	4,200	53,718
FCE/A	Forest City Enterprises, Inc. - Class A*^	10,000	189,400
			973,417
	Restaurants - 5.66%
BKW	Burger King Worldwide Inc.^	2,000	39,040
WEN	The Wendy's Company^	64,000	542,720
			581,760
	Satellite Telecommunications - 2.03%
DISH	DISH Network Corp. - Class A	2,000	90,020
SATS	EchoStar Corporation - Class A*	2,700	118,638
			208,658
	Transportation Equipment Manufacturing - 0.15%
HEI/A	HEICO Corporation - Class A	300	15,042

	TOTAL COMMON STOCKS
	(cost $6,766,360)		8,804,886

	PREFERRED STOCKS - 0.01%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*	132	5
VLAP AV	Valneva SE*	1,300	545
			550
	TOTAL PREFERRED STOCKS
	(cost $191)		550

	RIGHTS - 0.00%
	Pharmaceutical and Biotechnology - 0.00%
IJE GR	Intercell AG NPV*+	4,000	-
	TOTAL RIGHTS
	(cost $0)		-

	WARRANTS - 0.00%
	Oil and Gas and Consumable Fuels - 0.00%
MAUBS FP	Etablissements Maurel et Prom	1,000	183
	Expiration Date: 6/30/2014
	Exercise Price: €14.20*
	TOTAL WARRANTS
	(cost $0)		183

	SHORT-TERM INVESTMENTS - 9.32%	Principal Amount
	Commercial Paper - 4.62%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$475,000	475,000

	Money Market Funds - 4.70%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	483,000	483,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $958,000)		958,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 25.75%
	Money Market Funds - 25.75%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	2,645,759	2,645,759
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $2,645,759)		2,645,759

	TOTAL INVESTMENTS - 120.76%
	(cost $10,370,310)(a)		$12,409,378

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $2,533,409 at September 30, 2013.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.
€	- Euro.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:		$10,478,738
	Cost of investments		2,267,516
	Gross unrealized appreciation		(336,876)
	Gross unrealized depreciation	$1,930,640
	Net unrealized appreciation

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 93.46%	Shares	Value
	Apparel Manufacturing - 0.15%
LTD	L Brands, Inc.^	25,600	$1,564,160
LVMUY	LVMH Moet Hennessy Louis Vuitton SA - ADR	5,200	204,724
			1,768,884
	Asset Management - 6.11%
APO	Apollo Global Management LLC - Class A	1,000	28,260
BAM	Brookfield Asset Management Inc. - Class A^	1,248,900	46,708,860
CG	The Carlyle Group LP	100	2,572
DDEJF	Dundee Corporation - Class A*	132,800	2,469,814
JZCP LN	JZ Capital Partners Ltd.	15,200	112,948
KKR	KKR & Co. LP	900	18,522
OAK	Oaktree Capital Group LLC^	13,900	727,665
ONEXF	Onex Corporation	345,000	18,112,500
RCP LN	RIT Capital Partners plc	26,600	531,828
806 HK	Value Partners Group Limited	3,021,000	1,826,802
WETF	WisdomTree Investments, Inc.*	150,000	1,741,500
			72,281,271
	Beverage and Tobacco Product Manufacturing - 0.15%
BF/A	Brown-Forman Corporation - Class A	450	29,781
CWGL	Crimson Wine Group Ltd.*	171,860	1,641,263
PM	Philip Morris International, Inc.	750	64,942
			1,735,986
	Broadcasting (except Internet) - 8.65%
CBS	CBS Corporation - Class B	559,720	30,874,155
DISCA	Discovery Communications, Inc. - Class A*^	389,623	32,891,974
SNI	Scripps Networks Interactive - Class A^	69,973	5,465,591
STRZA	Starz - Class A*	591,100	16,627,643
VIAB	Viacom Inc. - Class B	196,400	16,415,112
			102,274,475
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation - Class A*	23,155	7,641

	Chemical Manufacturing - 1.07%
OPK	OPKO Health, Inc.*	4,000	35,240
SIAL	Sigma-Aldrich Corporation^	145,815	12,438,020
VHI	Valhi, Inc.^	6,000	119,760
			12,593,020
	Construction of Buildings - 0.13%
BRP	Brookfield Residential Properties Inc.*	28,600	658,372
LEN	Lennar Corporation - Class A^	26,300	931,020
			1,589,392
	E-Commerce - 0.21%
IACI	IAC/InterActiveCorp	44,700	2,443,749

	Electronics and Appliance Stores - 0.28%
SHOS	Sears Hometown and Outlet Stores Inc.*	102,900	3,267,075

	Gaming - 4.57%
LVS	Las Vegas Sands Corp.	358,200	23,791,644
MGM	MGM Resorts International*	481,600	9,843,904
WYNN	Wynn Resorts Limited^	129,000	20,383,290
			54,018,838
	Gasoline Stations - 0.02%
SUSS	Susser Holdings Corporation*^	5,200	276,380

	General Merchandise Stores - 2.74%
FDO	Family Dollar Stores, Inc.	4,800	345,696
JCP	J.C. Penney Company, Inc.*^	168,400	1,485,288
SEARF	Sears Canada Inc.^	479,800	5,848,762
SHLD	Sears Holdings Corporation*^	414,380	24,713,623
			32,393,369
	Global Exchanges - 0.87%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	33,600	288,644
8697 JP	Japan Exchange Group Inc.	284,000	6,278,366
JSE SJ	JSE Limited	432,000	3,700,307
			10,267,317
	Holding Company - 17.97%
BOL FP	Bollore SA	5,200	2,717,552
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	-
IEP	Icahn Enterprises LP	792,900	66,024,783
JS SP	Jardine Strategic Holdings Limited	64,800	2,193,480
JSHLY	Jardine Strategic Holdings Limited - ADR	14,400	242,784
LUK	Leucadia National Corporation	1,718,600	46,814,664
LMCA	Liberty Media Corporation - Class A*	587,600	86,465,340
LVNTA	Liberty Ventures - Series A*	90,400	7,970,568
PVF CN	Partners Value Fund Inc.*	800	17,475
			212,446,646
	Insurance Carriers and Related Activities - 1.06%
MKL	Markel Corporation*	22,732	11,769,948
WTM	White Mountains Insurance Group Ltd.	1,400	794,668
			12,564,616
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.20%
ALX	Alexander's, Inc. - REIT^	5,091	1,456,637
HHC	The Howard Hughes Corporation*	792,600	89,064,462
RSE	Rouse Properties, Inc.^	309,900	6,377,742
			96,898,841
	Lessors of Residential Buildings and Dwellings - 1.42%
ELS	Equity Lifestyle Properties, Inc. - REIT	490,540	16,761,752

	Machinery Manufacturing - 0.08%
CFX	Colfax Corporation*	17,300	977,277

	Manufactured Brands - 2.19%
JAH	Jarden Corporation*	536,000	25,942,400

	Merchant Wholesalers, Nondurable Goods - 0.01%
GLEN LN	Glencore Xstrata plc*	12,000	65,410

	Mining (except Oil and Gas) - 1.10%
FNV	Franco-Nevada Corporation^	286,800	12,980,568

	Motion Picture and Sound Recording Industries - 4.50%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,868,700	53,183,202

	Motor Vehicle and Parts Dealers - 4.96%
AN	AutoNation, Inc.*	1,123,100	58,592,127

	Non-Store Retailers - 2.43%
LINTA	Liberty Interactive Corporation - Class A*	1,225,600	28,764,832

	Oil and Gas - 2.07%
TPL	Texas Pacific Land Trust	289,300	24,454,529

	Oil and Gas Extraction - 3.84%
CNQ	Canadian Natural Resources Ltd.	389,600	12,249,024
CLR	Continental Resources, Inc.*^	112,990	12,119,307
SEMUF	Siem Industries Inc.	200	16,800
TOU CN	Tourmaline Oil Corp.*	518,690	21,073,906
			45,459,037
	Other Exchanges - 3.12%
CBOE	CBOE Holdings Inc.	801,926	36,271,113
URB/A CN	Urbana Corporation - Class A*	398,178	664,886
			36,935,999
	Other Information Services - 0.00%
GOOG	Google Inc. - Class A*	30	26,277

	Performing Arts, Spectator Sports, and Related Industries - 3.09%
LYV	Live Nation Entertainment, Inc.*^	1,966,400	36,476,720

	Real Estate - 3.93%
BPY	Brookfield Property Partners LP^	73,064	1,415,980
CWT-U CN	Calloway - REIT	19,200	453,881
DRM CN	Dream Unlimited Corp. - Class A*	196,800	2,483,763
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,786,700	33,840,098
VNO	Vornado Realty Trust - REIT^	98,869	8,310,928
			46,504,650
	Restaurants - 1.94%
BKW	Burger King Worldwide Inc.^	12,400	242,048
WEN	The Wendy's Company^	2,678,600	22,714,528
			22,956,576
	Satellite Telecommunications - 4.69%
DISH	DISH Network Corp. - Class A	709,100	31,916,591
SATS	EchoStar Corporation - Class A*	509,900	22,405,006
LORL	Loral Space & Communications Inc.	300	20,319
VSAT	ViaSat, Inc.*	16,800	1,071,000
			55,412,916
	Security System Services - 0.14%
ASCMA	Ascent Capital Group LLC - Class A*	21,100	1,701,082

	Support Activities for Transportation - 1.56%
694 HK	Beijing Capital International Airport Company Limited - Class H	24,431,000	16,001,944
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,538,000	2,477,167
			18,479,111
	Transportation Equipment Manufacturing - 0.00%
HEI/A	HEICO Corporation - Class A	200	10,028

	Utilities - 0.21%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,506,659

	TOTAL COMMON STOCKS
	(cost $772,736,803)		1,105,018,652

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*^	23,155	926

	TOTAL PREFERRED STOCKS
	(cost $42,130)		926

	SHORT-TERM INVESTMENTS - 6.48%	Principal Amount
	Commercial Paper - 4.98%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$58,800,000	58,800,000

	Money Market Funds - 1.50%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	17,760,511	17,760,511
	TOTAL SHORT-TERM INVESTMENTS
	(cost $76,560,511)		76,560,511

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 18.44%
	Money Market Funds - 18.44%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	217,995,804	217,995,804
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $217,995,804)		217,995,804

	TOTAL INVESTMENTS - 118.38%
	(cost $1,067,335,248)(a)		$1,399,575,893

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $210,722,287 at September 30, 2013.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:
	Cost of investments	$1,098,703,555
	Gross unrealized appreciation		382,321,929
	Gross unrealized depreciation		(81,449,591)
	Net unrealized appreciation	$300,872,338

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 98.27%	Shares	Value
	Ambulatory Health Care Services - 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$195

	Chemical Manufacturing - 11.51%
AGEN	Agenus, Inc.*	148	410
ALKS	Alkermes plc*	25,000	840,500
APHB	Ampliphi Biosciences Corp.*	1,000	510
ANIP	ANI Pharmaceuticals, Inc.*^	374	3,654
IMNP	Immune Pharmaceuticals Inc.*	17	41
LONN VX	Lonza Group AG*	4,000	327,307
MMRF	MMRGlobal Inc.*	43,000	1,200
OSIR	Osiris Therapeutics, Inc.*^	16,000	266,240
RHHBY	Roche Holding AG Ltd. - ADR	8,000	540,240
SHPG	Shire plc - ADR	6,000	719,340
			2,699,442
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	655	1,428

	Pharmaceutical and Biotechnology - 80.60%
ABT	Abbott Laboratories	16,000	531,040
ABBV	AbbVie Inc.	14,000	626,220
AEZS	AEterna Zentaris Inc.*^	17,083	25,795
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	237,150
AZN	AstraZeneca plc - ADR^	12,000	623,160
ATB CN	Atrium Innovations Inc.*	4,884	82,977
BIIB	Biogen Idec, Inc.*	7,250	1,745,510
BMY	Bristol-Myers Squibb Company	34,000	1,573,520
CLDX	Celldex Therapeutics Inc.*^	26,294	931,596
CBST	Cubist Pharmaceuticals, Inc.*	24,000	1,525,200
DNDN	Dendreon Corporation*^	34,000	99,620
LLY	Eli Lilly & Company	23,000	1,157,590
GSK	GlaxoSmithKline plc - ADR^	22,673	1,137,504
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	638,180
ISA CN	Isotechnika Pharma Inc.*	40,000	1,748
JNJ	Johnson & Johnson	14,000	1,213,660
MAXY	Maxygen, Inc.+	41,000	–
MRK	Merck & Co., Inc.	16,000	761,760
MYRX	Myrexis Inc.	74,000	7,037
COX FP	NicOx SA*	41,535	151,715
NVS	Novartis AG - ADR	18,000	1,380,780
ONTY	Oncothyreon, Inc.*^	32,333	66,606
PTIE	Pain Therapeutics, Inc.*	38,000	103,360
PFE	Pfizer, Inc.	46,000	1,320,660
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	338,016
SNY	Sanofi - ADR^	26,000	1,316,380
SCR	Simcere Pharmaceutical Group - ADR*	48,000	454,560
TELK	Telik, Inc.*	3,866	4,678
VICL	Vical Inc.*^	84,500	105,625
VPHM	ViroPharma Inc.*^	19,000	746,700
			18,908,347
	Professional, Scientific, and Technical Services - 6.15%
AFFX	Affymetrix, Inc.*^	104,000	644,800
AMRI	Albany Molecular Research, Inc.*^	56,000	721,840
CDXS	Codexis, Inc.*	5,611	9,875
PACB	Pacific Biosciences of California Inc.*	12,000	66,360
			1,442,875
	TOTAL COMMON STOCKS
	(cost $19,110,619)		23,052,287

	RIGHTS - 0.14%
	Funds, Trusts, and Other Financial Vehicles - 0.01%
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	4
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	44
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	44
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	814
			906
	Pharmaceutical and Biotechnology - 0.13%
09065VCVR	BioSante Pharmaceuticals, Inc.*+	2,246	–
GCVRZ	Sanofi*	15,538	31,387
			31,387

	TOTAL RIGHTS		32,293
	(cost $0)

	SHORT-TERM INVESTMENTS - 1.56%	Principal Amount
	Commercial Paper - 1.36%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$320,000	320,000

	Money Market Funds - 0.20%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	46,349	46,349
	TOTAL SHORT-TERM INVESTMENTS
	(cost $366,349)		366,349

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 30.78%
	Money Market Funds - 30.78%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	7,220,602	7,220,602
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $7,220,602)		7,220,602

	TOTAL INVESTMENTS - 130.75%
	(cost $26,697,570)(a)		$30,671,531

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $6,778,247 at September 30, 2013.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:
	Cost of investments	$26,768,209
	Gross unrealized appreciation		7,929,923
	Gross unrealized depreciation		(4,026,601)
	Net unrealized appreciation	$3,903,322

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 93.96%	Shares	Value
	Accommodation - 0.28%
TPCA	Tropicana Entertainment Inc.*	36,500	$576,700

	Asset Management - 8.27%
DDEJF	Dundee Corporation - Class A*	438,500	8,155,223
JZCP LN	JZ Capital Partners Ltd.	98,000	728,218
OCX CN	Onex Corporation	24,860	1,305,690
RCP LN	RIT Capital Partners plc	135,200	2,703,124
SII CN	Sprott, Inc.	1,680	4,567
806 HK	Value Partners Group Limited	3,375,000	2,040,866
WETF	WisdomTree Investments, Inc.*	171,900	1,995,759
			16,933,447
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.41%
VTU LN	Vertu Motors plc	975,000	832,625

	Broadcasting (except Internet) - 4.19%
STRZA	Starz - Class A*^	305,000	8,579,650

	Chemical Manufacturing - 2.27%
IPAR	Inter Parfums, Inc.	155,100	4,651,449

	Construction of Buildings - 3.97%
BRP	Brookfield Residential Properties Inc.*	353,300	8,132,966

	Credit Intermediation and Related Activities - 0.35%
BOKF	BOK Financial Corporation	11,400	722,190

	Electronics and Appliance Stores - 0.63%
SHOS	Sears Hometown and Outlet Stores Inc.*	40,600	1,289,050

	Forestry and Logging - 0.02%
KEWL	Keweenaw Land Association Ltd.*	380	34,200

	Gasoline Stations - 2.20%
SUSS	Susser Holdings Corporation*^	84,600	4,496,490

	Global Exchanges - 0.80%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	1,632,214

	Holding Company - 9.18%
IEP	Icahn Enterprises LP	176,262	14,677,337
LVNTA	Liberty Ventures - Series A*	16,100	1,419,537
PVF CN	Partners Value Fund Inc.*	123,800	2,704,237
			18,801,111
	Insurance Carriers and Related Activities - 3.89%
AFSI	AmTrust Financial Services, Inc.^	79,255	3,095,700
GLRE	Greenlight Capital Re, Ltd. - Class A*^	171,400	4,874,616
			7,970,316
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 9.50%
ALX	Alexander's, Inc. - REIT	1,400	400,568
HHC	The Howard Hughes Corporation*	85,300	9,585,161
RSE	Rouse Properties, Inc.^	207,400	4,268,292
FUR	Winthrop Realty Trust - REIT	466,300	5,199,245
			19,453,266
	Lessors of Residential Buildings and Dwellings - 1.58%
ELS	Equity Lifestyle Properties, Inc. - REIT^	94,800	3,239,316

	Machinery Manufacturing - 0.95%
CFX	Colfax Corporation*	34,500	1,948,905

	Manufactured Brands - 5.93%
JAH	Jarden Corporation*	199,050	9,634,020
MOV	Movado Group, Inc.	57,200	2,502,500
			12,136,520
	Merchant Wholesalers, Durable Goods - 0.47%
DORM	Dorman Products, Inc.	19,200	951,360

	Mining (except Oil and Gas) - 0.55%
FM CN	First Quantum Minerals Ltd.	39,366	733,013
MUX	McEwen Mining Inc.*^	160,600	385,440
			1,118,453
	Motion Picture and Sound Recording Industries - 5.89%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	423,700	12,058,502

	Motor Vehicle and Parts Dealers - 0.81%
PAG	Penske Automotive Group, Inc.	38,700	1,653,651

	Oil and Gas - 5.10%
TPL	Texas Pacific Land Trust	123,600	10,447,908

	Oil and Gas Extraction - 0.53%
BLMC	Biloxi Marsh Lands Corporation	100	1,477
WPX	WPX Energy Inc.*^	55,800	1,074,708
			1,076,185
	Other Exchanges - 0.76%
CBOE	CBOE Holdings Inc.	16,990	768,458
URB/A CN	Urbana Corporation - Class A*	477,071	796,624
			1,565,082
	Performing Arts, Spectator Sports, and Related Industries - 5.86%
LYV	Live Nation Entertainment, Inc.*^	647,000	12,001,850

	Publishing Industries (except Internet) - 0.34%
PRIS	Promotora de Informaciones S.A. - ADR*^	88,060	147,941
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR*	251,600	485,588
VALU	Value Line, Inc.	7,615	67,240
			700,769
	Real Estate - 5.85%
DRM CN	Dream Unlimited Corp. - Class A*^	949,600	11,984,661

	Rental and Leasing Services - 0.02%
CDCO	Comdisco Holding Company, Inc.*^	7,560	34,171

	Restaurants - 7.07%
WEN	The Wendy's Company^	1,705,900	14,466,032

	Satellite Telecommunications - 0.75%
LORL	Loral Space & Communications Inc.	14,000	948,220
VSAT	ViaSat, Inc.*	9,200	586,500
			1,534,720
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
RHJI BB	RHJ International*	800	4,199

	Security System Services - 4.01%
ASCMA	Ascent Capital Group LLC - Class A*	101,800	8,207,116

	Telecommunications - 0.03%
CIBY	CIBL, Inc.*	18	23,580
ICTG	ICTC Group Inc.*	208	4,992
LICT	Lynch Interactive Corporation*	16	39,200
			67,772
	Transportation Equipment Manufacturing - 1.50%
ARII	American Railcar Industries, Inc.^	27,000	1,059,210
FDML	Federal-Mogul Corporation*	120,000	2,014,800
			3,074,010
	TOTAL COMMON STOCKS
	(cost $137,818,842)		192,376,856

	RIGHTS - 0.19%
	Rental and Leasing Services - 0.19%
CDCOR	Comdisco Holding Company, Inc.*#	5,634,807	394,437
	TOTAL RIGHTS
	(cost $1,296,169)		394,437

	SHORT-TERM INVESTMENTS - 6.72%	Principal Amount
	Commercial Paper - 4.91%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$10,050,000	10,050,000

	Money Market Funds - 1.81%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	3,712,828	3,712,828
	TOTAL SHORT-TERM INVESTMENTS
	(cost $13,762,828)		13,762,828

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 22.20%
	Money Market Funds - 22.20%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	45,452,491	45,452,491
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $45,452,491)		45,452,491

	TOTAL INVESTMENTS - 123.07%
	(cost $198,330,330)(a)		$251,986,612

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $43,307,612 at September 30, 2013.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:
	Cost of investments	$200,773,110
	Gross unrealized appreciation		59,651,694
	Gross unrealized depreciation		(8,438,192)
	Net unrealized appreciation	$51,213,502

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 92.31%	Shares	Value
	Accommodation - 0.26%
TPCA	Tropicana Entertainment Inc.*	9,800	$154,840

	Asset Management - 24.90%
APO	Apollo Global Management LLC - Class A^	13,600	384,336
BX	The Blackstone Group LP^	64,799	1,612,847
BAM	Brookfield Asset Management Inc. - Class A^	55,000	2,057,000
CG	The Carlyle Group LP	100	2,572
DDEJF	Dundee Corporation - Class A*	85,700	1,593,849
IVZ	Invesco Ltd.	6,000	191,400
JZCP LN	JZ Capital Partners Ltd.	60,600	450,306
OAK	Oaktree Capital Group LLC^	30,000	1,570,500
OZM	Och-Ziff Capital Management Group - Class A	2,400	26,376
ONEXF	Onex Corporation	58,300	3,060,750
RCP LN	RIT Capital Partners plc	2,800	55,982
SII CN	Sprott, Inc.	41,155	111,872
TROW	T. Rowe Price Group, Inc.	3,000	215,790
806 HK	Value Partners Group Limited	760,000	459,573
WETF	WisdomTree Investments, Inc.*^	243,200	2,823,552
			14,616,705
	Beverage and Tobacco Product Manufacturing - 0.08%
CWGL	Crimson Wine Group Ltd.*	5,080	48,514

	Construction of Buildings - 0.64%
BRP	Brookfield Residential Properties Inc.*	16,400	377,528

	Credit Intermediation and Related Activities - 0.32%
BBCN	BBCN Bancorp, Inc.	6,164	84,816
EWBC	East West Bancorp, Inc.	3,204	102,368
			187,184
	Data Processor - 4.63%
FISV	Fiserv, Inc.*	3,000	303,150
MA	MasterCard, Inc. - Class A	1,600	1,076,448
V	Visa, Inc. - Class A^	7,000	1,337,700
			2,717,298
	Electronics and Appliance Stores - 0.03%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	19,368

	European Exchanges - 0.73%
DB1 GR	Deutsche Boerse AG	5,650	425,061

	Gaming - 1.31%
LVS	Las Vegas Sands Corp.	11,600	770,472

	General Merchandise Stores - 0.20%
SHLD	Sears Holdings Corporation*^	2,000	119,280

	Global Exchanges - 4.03%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	185,557
JSE SJ	JSE Limited	120,000	1,027,863
LSE LN	London Stock Exchange Group plc	12,800	318,497
SGX SP	Singapore Exchange Limited	144,000	833,319
			2,365,236
	Holding Company - 15.43%
HPAR SP	Haw Par Corporation Limited	20,000	117,971
IEP	Icahn Enterprises LP^	58,960	4,909,599
LUK	Leucadia National Corporation	98,800	2,691,312
LVNTA	Liberty Ventures - Series A*^	4,574	403,290
PVF CN	Partners Value Fund Inc.*	42,900	937,090
			9,059,262
	Insurance Carriers and Related Activities - 4.28%
AFSI	AmTrust Financial Services, Inc.^	1,210	47,262
GLRE	Greenlight Capital Re, Ltd. - Class A*^	1,200	34,128
MKL	Markel Corporation*	523	270,794
PWF CN	Power Financial Corporation	11,000	342,265
WTM	White Mountains Insurance Group Ltd.	3,200	1,816,384
			2,510,833
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.78%
HHC	The Howard Hughes Corporation*	25,000	2,809,250
RSE	Rouse Properties, Inc.^	114,000	2,346,120
			5,155,370
	Mining (except Oil and Gas) - 0.65%
FNV	Franco-Nevada Corporation^	8,400	380,184

	Non-Store Retailers - 4.33%
LINTA	Liberty Interactive Corporation - Class A*	22,900	537,463
BID	Sotheby's	40,800	2,004,504
			2,541,967
	Oil and Gas - 4.32%
TPL	Texas Pacific Land Trust	30,000	2,535,900

	Other Exchanges - 8.52%
CBOE	CBOE Holdings Inc.^	88,400	3,998,332
FTIS LI	Financial Technologies (India) Ltd. - GDR	96,180	30,951
IMAREX NO	IMAREX ASA+	1,850	-
NZX NZ	NZX Ltd.	359,002	378,675
URB/A CN	Urbana Corporation - Class A*	356,004	594,463
			5,002,421
	Real Estate - 3.39%
BPY	Brookfield Property Partners LP^	3,641	70,563
CWT-U CN	Calloway - REIT	12,000	283,675
DRM CN	Dream Unlimited Corp. - Class A*^	129,600	1,635,649
			1,989,887
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.47%
CME	CME Group, Inc.	9,140	675,263
ICE	IntercontinentalExchange Inc.*^	7,500	1,360,650
			2,035,913
	Telecommunications - 0.02%
IRDM	Iridium Communications, Inc.*^	1,672	11,503

	Transportation Equipment Manufacturing - 0.01%
ARII	American Railcar Industries, Inc.^	100	3,923

	U.S. Equity Exchanges - 1.80%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	205,376
NYX	NYSE Euronext	20,320	853,034
			1,058,410
	Utilities - 0.18%
BIP	Brookfield Infrastructure Partners LP	2,816	107,064

	TOTAL COMMON STOCKS
	(cost $40,339,813)		54,194,123

	MUTUAL FUNDS - 0.01%
	Funds, Trusts, and Other Financial Vehicles - 0.01%
PFN	PIMCO Income Strategy Fund II	760	7,752
	TOTAL MUTUAL FUNDS
	(cost $6,726)		7,752

	SHORT-TERM INVESTMENTS - 7.63%	Principal Amount
	Commercial Paper - 4.94%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$2,900,000	2,900,000

		Shares
	Money Market Funds - 2.69%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	1,580,203	1,580,203
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,480,203)		4,480,203

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 17.95%
	Money Market Funds - 17.95%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	10,536,288	10,536,288
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $10,536,288)		10,536,288

	TOTAL INVESTMENTS - 117.90%
	(cost $55,363,030)(a)		$69,218,366

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $10,146,378 at September 30, 2013.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
GDR	- Global Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows@:
	Cost of investments	$57,016,348
	Gross unrealized appreciation		16,438,302
	Gross unrealized depreciation		(4,236,284)
	Net unrealized appreciation	$12,202,018

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

		Principal
Identifier	CORPORATE BONDS - 52.46%	Amount	Value
	Beverage and Tobacco Product Manufacturing - 4.15%
02209SAK9	Altria Group, Inc.
	4.125%, 09/11/2015^	$100,000	$106,125
03523TBL1	Anheuser-Busch InBev Worldwide Inc.
	1.500%, 07/14/2014	126,000	127,129
10138MAH8	Bottling Group LLC
	6.950%, 03/15/2014^	100,000	102,942
191216AP5	The Coca-Cola Company
	1.500%, 11/15/2015	100,000	101,997
26138EAM1	Dr. Pepper Snapple Group, Inc.
	2.900%, 01/15/2016	200,000	207,639
761713AV8	Reynolds American, Inc.
	1.050%, 10/30/2015	175,000	175,180
			821,012
	Broadcasting (except Internet) - 2.84%
25470DAB5	Discovery Communications
	3.700%, 06/01/2015	100,000	104,640
63946BAB6	NBCUniversal Media, LLC
	3.650%, 04/30/2015	100,000	104,839
88732JAQ1	Time Warner Cable Inc.
	8.250%, 02/14/2014	100,000	102,659
92553PAK8	Viacom Inc.
	1.250%, 02/27/2015	150,000	150,458
25468PCU8	The Walt Disney Company
	0.450%, 12/01/2015	100,000	99,529
			562,125
	Chemical Manufacturing - 3.71%
031162AJ9	Amgen Inc.
	4.850%, 11/18/2014	140,000	146,807
19416QDQ0	Colgate-Palmolive Company
	1.375%, 11/01/2015	150,000	152,460
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014	125,000	127,427
278865AN0	1.000%, 08/09/2015	55,000	55,051
74005PAQ7	Praxair, Inc.
	5.250%, 11/15/2014	100,000	105,398
88166CAA6	Teva Pharmaceuticals Finance
	3.000%, 06/15/2015	100,000	103,535
983024AE0	Wyeth LLC
	5.500%, 02/01/2014	42,000	42,715
			733,393
	Computer and Electronic Product Manufacturing - 4.07%
22303QAK6	Covidien International Finance SA
	2.800%, 06/15/2015	100,000	103,284
	Hewlett-Packard Co.
428236AT0	6.125%, 03/01/2014	50,000	51,090
428236BC6	2.125%, 09/13/2015	100,000	101,483
459200HD6	IBM Corp.
	0.750%, 05/11/2015	100,000	100,528
585055AR7	Medtronic, Inc.
	3.000%, 03/15/2015	100,000	103,608
883556AS1	Thermo Fisher Scientific Inc.
	3.200%, 05/01/2015	140,000	144,653
902133AL1	Tyco Electronics Group SA
	1.600%, 02/03/2015	200,000	201,559
			806,205
	Credit Intermediation and Related Activities - 7.78%
025815AA9	American Express Centurion
	0.875%, 11/13/2015	250,000	250,080
0258M0CZ0	American Express Credit Corporation
	5.125%, 08/25/2014	100,000	104,122
06406HCD9	The Bank of New York Mellon Corporation
	0.700%, 10/23/2015	200,000	199,879
120568AM2	Bunge Limited Finance Corporation
	5.350%, 04/15/2014	115,000	117,729
14040HAS4	Capital One Financial Corporation
	7.375%, 05/23/2014	100,000	104,273
14912L5B3	Caterpillar Financial Services Corporation
	1.050%, 03/26/2015	100,000	100,811
31677QAX7	Fifth Third Bank
	0.900%, 02/26/2016	150,000	149,176
	General Electric Capital Corp.
36966RS98	5.450%, 06/15/2014	10,000	10,307
36962G6M1	1.000%, 12/11/2015	200,000	200,347
24422ERQ4	John Deere Capital Corporation
	0.875%, 04/17/2015	100,000	100,590
69371RK62	PACCAR Financial Corporation
	1.050%, 06/05/2015	100,000	100,731
92976GAB7	Wachovia Bank NA
	4.800%, 11/01/2014	96,000	100,368
			1,538,413
	Food Manufacturing - 4.33%
205887BH4	ConAgra Foods, Inc.
	1.350%, 09/10/2015	100,000	100,862
370334BN3	General Mills, Inc.
	0.875%, 01/29/2016	200,000	200,028
423074AL7	HJ Heinz Co.
	2.000%, 09/12/2016	150,000	150,000
487836BG2	Kellogg Company
	1.125%, 05/15/2015	200,000	201,688
50076QAK2	Kraft Foods Group Inc.
	1.625%, 06/04/2015	200,000	203,200
			855,778
	Funds, Trusts, and Other Financial Vehicles - 0.76%
65339KAC4	NextEra Energy Capital Holding Inc.
	1.611%, 06/01/2014	150,000	150,981

	General Merchandise Stores - 1.14%
22160KAD7	Costco Wholesale Corporation
	0.650%, 12/07/2015^	150,000	150,098
931142CX9	Wal-Mart Stores, Inc.
	1.500%, 10/25/2015	74,000	75,394
			225,492
	Health and Personal Care Stores - 1.54%
126650BT6	CVS Caremark Corporation
	3.250%, 05/18/2015	100,000	104,080
931422AG4	Walgreen Company
	1.000%, 03/13/2015	200,000	200,660
			304,740
	Insurance Carriers and Related Activities - 2.56%
74432QAE5	Prudential Financial, Inc.
	5.100%, 09/20/2014	100,000	104,273
91324PBX9	UnitedHealth Group Inc.
	0.850%, 10/15/2015^	100,000	100,303
94973VAZ0	WellPoint, Inc.
	1.250%, 09/10/2015	300,000	302,186
			506,762
	Management of Companies and Enterprises - 0.51%
38141GDQ4	The Goldman Sachs Group, Inc.
	5.250%, 10/15/2013	100,000	100,149

	Merchant Wholesalers, Nondurable Goods - 1.53%
30219GAB4	Express Scripts Holding Company
	2.100%, 02/12/2015	100,000	101,630
581557AY1	McKesson Corp.
	0.950%, 12/04/2015	200,000	200,301
			301,931
	Mining (except Oil and Gas) - 1.02%
067901AE8	Barrick Gold Corporation
	1.750%, 05/30/2014	100,000	100,379
76720AAA4	Rio Tinto Financial USA plc
	1.125%, 03/20/2015	100,000	100,546
			200,925
	Miscellaneous Manufacturing - 0.85%
067383AB5	CR Bard, Inc.
	2.875%, 01/15/2016	150,000	155,748
418056AR8	Hasbro, Inc.
	6.125%, 05/15/2014	12,000	12,391
			168,139
	Motor Vehicle and Parts Dealers - 0.51%
053332AH5	AutoZone, Inc.
	6.500%, 01/15/2014	100,000	101,614

	Non-Store Retailers - 1.72%
023135AK2	Amazon.com, Inc.
	0.650%, 11/27/2015	200,000	199,789
278642AD5	eBay, Inc.
	0.700%, 07/15/2015	140,000	140,497
			340,286
	Oil and Gas Extraction - 1.17%
136385AQ4	Canadian Natural Resources Ltd.
	1.450%, 11/14/2014	130,000	131,008
565849AJ5	Marathon Oil Corporation
	0.900%, 11/01/2015	100,000	100,041
			231,049
	Other Information Services - 1.16%
38259PAC6	Google Inc.
	2.125%, 05/19/2016	222,000	230,229

	Pharmaceutical and Biotechnology - 1.80%
377372AG2	GlaxoSmithKline Capital Inc.
	0.700%, 03/18/2016	200,000	200,002
53217VAD1	Life Technologies Corporation
	3.500%, 01/15/2016	150,000	155,989
			355,991
	Pipeline Transportation - 0.52%
96950FAB0	Williams Partners LP
	3.800%, 02/15/2015	100,000	103,833

	Publishing Industries (except Internet) - 1.81%
00724FAA9	Adobe Systems, Inc.
	3.250%, 02/01/2015	100,000	103,270
871503AG3	Symantec Corp.
	2.750%, 09/15/2015	150,000	154,762
884903BL8	Thomson Reuters Corporation
	0.875%, 05/23/2016	100,000	99,471
			357,503
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.30%
472319AD4	Jefferies Group LLC
	5.875%, 06/08/2014	150,000	156,000
61747WAD1	Morgan Stanley
	2.875%, 01/24/2014	100,000	100,676
			256,676
	Satellite Telecommunications - 0.79%
25459HAY1	DIRECTV Holdings, LLC
	3.500%, 03/01/2016	150,000	156,463

	Telecommunications - 1.51%
00206RBL5	AT&T, Inc.
	0.800%, 12/01/2015^	200,000	199,531
92857WBA7	Vodafone Group plc
	0.900%, 02/19/2016	100,000	99,884
			299,415
	Transportation Equipment Manufacturing - 1.02%
89233P6J0	Toyota Motor Credit Corp.
	0.875%, 07/17/2015^	200,000	201,478

	Utilities - 1.82%
693304AN7	PECO Energy Company
	5.000%, 10/01/2014	52,000	54,244
843646AF7	Southern Power Company
	4.875%, 07/15/2015	100,000	107,016
98389BAP5	Xcel Energy, Inc.
	0.750%, 05/09/2016	200,000	198,726
			359,986
	Waste Management and Remediation Services - 0.54%
94106LAT6	Waste Management, Inc.
	6.375%, 03/11/2015	100,000	107,584
	TOTAL CORPORATE BONDS
	(cost $10,397,494)		10,378,152

	U.S. GOVERNMENT AGENCY ISSUES - 4.75%1
	U.S. Government Agency Issues - 4.75%
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015	175,000	180,628
313375RN9	1.000%, 03/11/2016	200,000	202,249
3134G3J50	Federal Home Loan Mortgage Corporation
	0.495%, 09/10/2015#	300,000	300,010
31398A4K5	Federal National Mortgage Association
	1.875%, 10/15/2015	250,000	256,964
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $941,230)		939,851

	U.S. TREASURY OBLIGATIONS - 3.04%
	U.S. Treasury Notes - 3.04%
912828TK6	0.250%, 08/15/2015	350,000	349,672
912828VL1	0.625%, 07/15/2016	250,000	250,361
	TOTAL U.S. GOVERNMENT NOTES
	(cost $597,686)		600,033

	EXCHANGE TRADED FUNDS - 19.09%	Shares
	Funds, Trusts, and Other Financial Vehicles - 19.09%
CSJ	iShares Barclays 1-3 Year Credit Bond ETF^	26,700	2,810,976
MINT	PIMCO Enhanced Short Maturity ETF^	2,250	228,128
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,000
	TOTAL EXCHANGE TRADED FUNDS
	(cost $3,784,307)		3,777,104

	WARRANTS - 0.00%
	Utilities - 0.00%
CHC/WS	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*	40,000	400
	TOTAL WARRANTS
	(cost $48,000)		400

	SHORT-TERM INVESTMENTS - 8.02%	Principal Amount
	Commercial Paper - 4.04%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013	$800,000	800,000

	Money Market Funds - 3.98%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	787,000	787,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,587,000)		1,587,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.94%
	Money Market Funds - 5.94%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b	1,175,212	1,175,212
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,175,212)		1,175,212

	TOTAL INVESTMENTS - 93.30%
	(cost $18,530,929)(a)		$18,457,752

Percentages are stated as a percent of net assets.

#	- All or a portion of the shares have been committed as collateral for written option contracts.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $1,145,224 at September 30, 2013.
*	- Non-income producing security.
1	- The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows:@
	Cost of investments	$18,530,929
	Gross unrealized appreciation		7,727
	Gross unrealized depreciation		(80,904)
	Net unrealized depreciation	$(73,177)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - September 30, 2013 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value

	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	10	$650
CCL 140419P00030000	Expiration: April 2014, Exercise Price: $30.00	12	1,650
CCL 150117P00024500	Expiration: January 2015, Exercise Price: $24.50	33	3,795
	Marriott International Inc. - Class A
MAR 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	2	170
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,035
			7,300
	Administrative and Support Services
	Accenture plc - Class A
ACN 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	100
ACN 140517P00055000	Expiration: May 2014, Exercise Price: $55.00	2	185
ACN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,150
	Expedia, Inc.
EXPE 140118P00044480	Expiration: January 2014, Exercise Price: $44.48	10	1,575
EXPE 150117P00034480	Expiration: January 2015, Exercise Price: $34.48	25	5,688
			8,698
	Apparel Manufacturing
	L Brands, Inc.
LTD 140222P00040000	Expiration: February 2014, Exercise Price: $40.00	10	250
LTD 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	11	687
LTD 150117P00044000	Expiration: January 2015, Exercise Price: $44.00	9	1,890
			2,827
	Asset Management
	The Blackstone Group LP
BX 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	30	690
BX 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	30	2,745
	Franklin Resources, Inc.
BEN 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	22	1,045
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50	3,000
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	500
			7,980
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV - ADR
BUD 140322P00080000	Expiration: March 2014, Exercise Price: $80.00	11	990
BUD 140322P00085000	Expiration: March 2014, Exercise Price: $85.00	8	1,180
	The Coca-Cola Company
KO 140222P00034000	Expiration: February 2014, Exercise Price: $34.00	5	255
KO 140517P00032000	Expiration: May 2014, Exercise Price: $32.00	6	324
KO 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	18	1,827
KO 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	5	803
KO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	1,980
	Constellation Brands, Inc. - Class A
STZ 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	175
STZ 140419P00042500	Expiration: April 2014, Exercise Price: $42.50	5	275
STZ 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	5	400
STZ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	337
	Molson Coors Brewing Company - Class B
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	6	150
TAP 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	13	845
TAP 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	23	2,588
	Philip Morris International, Inc.
PM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	5	148
PM 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	10	400
PM 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5	2,137
			14,814
	Broadcasting (except Internet)
	CBS Corporation - Class B
CBS 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5	38
CBS 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	13	325
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	1,830
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	830
	Comcast Corporation - Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	11	105
CMCSA 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5	110
CMCSA 140419P00031000	Expiration: April 2014, Exercise Price: $31.00	5	117
CMCSA 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	29	1,812
	Time Warner Cable Inc.
TWC 140419P00090000	Expiration: April 2014, Exercise Price: $90.00	1	230
TWC 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	2	710
	Time Warner Inc.
TWX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	15	180
TWX 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	14	420
	Twenty-First Century Fox, Inc. - Class A
FOXA 140419P00024000	Expiration: April 2014, Exercise Price: $24.00	8	240
FOXA1 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	30	1,350
FOXA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	24	3,120
	Viacom Inc. - Class B
VIAB 140322P00060000	Expiration: March 2014, Exercise Price: $60.00	5	188
VIAB 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	15	637
	The Walt Disney Company
DIS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	5	120
DIS 140419P00052500	Expiration: April 2014, Exercise Price: $52.50	7	637
DIS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	697
			13,696
	Building Equipment Contractors
	Honeywell International Inc.
HON 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	10	210
HON 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	5	140
HON 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	672
			1,022
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	5	62
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	8	320
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	15	1,650
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	10	1,375
	The Home Depot, Inc.
HD 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	115
HD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	20	3,010
	Lowe's Companies, Inc.
LOW 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	5	50
LOW 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	60
LOW 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	740
LOW 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	5	245
LOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	480
	The Sherwin-Williams Company
SHW 140118P00125000	Expiration: January 2014, Exercise Price: $125.00	5	400
SHW 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	2	480
SHW 150117P00150000	Expiration: January 2015, Exercise Price: $150.00	2	2,200
			11,187
	Chemical Manufacturing
	Celgene Corporation
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	810
CELG 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	2	1,015
	The Dow Chemical Company
DOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	135
DOW 140322P00028000	Expiration: March 2014, Exercise Price: $28.00	19	703
DOW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	29	1,276
DOW 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	6	738
	E.I. du Pont de Nemours and Company
DD 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	20	600
DD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	540
DD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,765
	Eastman Chemical Company
EMN 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	138
EMN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,375
EMN 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	3	990
	Forest Laboratories, Inc.
FRX 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	6	795
	Monsanto Company
MON 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	4	182
MON 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	5	295
MON 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	10	2,605
	The Mosaic Company
MOS 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	1,005
MOS 140322P00032500	Expiration: March 2014, Exercise Price: $32.50	20	1,420
MOS 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	3	378
MOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	4,020
	The Procter & Gamble Company
PG 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	10	1,195
PG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	8	2,900
	Westlake Chemical Corporation
WLK 140419P00075000	Expiration: April 2014, Exercise Price: $75.00	5	988
			25,868
	Clothing and Clothing Accessories Stores
	The Gap, Inc.
GPS 140322P00030000	Expiration: March 2014, Exercise Price: $30.00	5	220
GPS 140322P00034000	Expiration: March 2014, Exercise Price: $34.00	9	923
	Nordstrom, Inc.
JWN 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	10	1,230
JWN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,298
	Tiffany & Co.
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	138
TIF 140222P00060000	Expiration: February 2014, Exercise Price: $60.00	5	407
TIF 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	1,189
			5,405
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	140
A 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	1,030
A 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	19	2,337
	Altera Corporation
ALTR 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	150
ALTR 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,250
	Apple, Inc.
AAPL 140419P00365000	Expiration: April 2014, Exercise Price: $365.00	1	578
AAPL 140419P00380000	Expiration: April 2014, Exercise Price: $380.00	1	800
AAPL7 140419P00400000	Expiration: April 2014, Exercise Price: $400.00	10	1,212
AAPL 150117P00350000	Expiration: January 2015, Exercise Price: $350.00	1	1,780
	Broadcom Corporation - Class A
BRCM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	1,360
BRCM 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	4,890
	Cisco Systems, Inc.
CSCO 140419P00018000	Expiration: April 2014, Exercise Price: $18.00	8	220
CSCO 140419P00019000	Expiration: April 2014, Exercise Price: $19.00	10	410
CSCO 140719P00018000	Expiration: July 2014, Exercise Price: $18.00	15	735
CSCO 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	35	788
	EMC Corporation
EMC 140419P00022000	Expiration: April 2014, Exercise Price: $22.00	6	363
EMC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	27	1,633
	International Business Machines Corporation
IBM 140621P00150000	Expiration: June 2014, Exercise Price: $150.00	2	542
IBM 140621P00155000	Expiration: June 2014, Exercise Price: $155.00	1	343
IBM 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	4,287
	QUALCOMM Inc.
QCOM 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	145
QCOM 140419P00055000	Expiration: April 2014, Exercise Price: $55.00	6	627
QCOM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,180
	Sony Corporation
SNE 140118P00014000	Expiration: January 2014, Exercise Price: $14.00	30	150
SNE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	150
SNE 140419P00015000	Expiration: April 2014, Exercise Price: $15.00	32	800
SNE 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	10	325
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	26	2,405
	St. Jude Medical, Inc.
STJ 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	125
STJ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	600
STJ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	725
	Texas Instruments Inc.
TXN 140419P00029000	Expiration: April 2014, Exercise Price: $29.00	18	477
TXN 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	625
TXN 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	5	398
			33,580
	Construction of Buildings
	Lennar Corporation - Class A
LEN 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	1,030
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	510
LEN 140517P00025000	Expiration: May 2014, Exercise Price: $25.00	4	336
LEN 140517P00027000	Expiration: May 2014, Exercise Price: $27.00	3	370
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	1,140
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	5,780
			9,166
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	7	287
FDX 140419P00080000	Expiration: April 2014, Exercise Price: $80.00	1	59
FDX 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	7	2,037
			2,383
	Credit Intermediation and Related Activities
	American Express Company
AXP 140419P00060000	Expiration: April 2014, Exercise Price: $60.00	2	172
AXP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	10	505
AXP 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	3	378
AXP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	17	3,273
	Bank of America Corporation
BAC 140222P00010000	Expiration: February 2014, Exercise Price: $10.00	20	140
BAC 140517P00012000	Expiration: May 2014, Exercise Price: $12.00	13	598
BAC 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	70	875
	The Bank of New York Mellon Corporation
BK 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	188
BK 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	12	156
BK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,162
BK 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	710
	Capital One Financial Corporation
COF 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	10	500
COF 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	953
	Citigroup Inc.
C 140322P00037000	Expiration: March 2014, Exercise Price: $37.00	15	795
C 140621P00040000	Expiration: June 2014, Exercise Price: $40.00	10	1,430
C 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	15	990
	U.S. Bancorp
USB 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	40	420
	Wells Fargo & Company
WFC 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	710
WFC 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	17	3,442
			17,397
	Data Processor
	MasterCard, Inc. - Class A
MA 150117P00390000	Expiration: January 2015, Exercise Price: $390.00	1	535
MA 150117P00400000	Expiration: January 2015, Exercise Price: $400.00	2	1,140
	Visa, Inc. - Class A
V 150117P00135000	Expiration: January 2015, Exercise Price: $135.00	5	2,462
V 150117P00145000	Expiration: January 2015, Exercise Price: $145.00	2	1,375
			5,512
	E-Commerce
	IAC/InterActiveCorp
IACI 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	5	163
IACI 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	19	1,282
IACI 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	725
			2,170
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	60	930
	Emerson Electric Co.
EMR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	100
EMR 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	7	455
EMR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,500
	Whirlpool Corporation
WHR 140322P00095000	Expiration: March 2014, Exercise Price: $95.00	6	648
WHR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	5	977
			4,610
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	1,375
DHR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	6	1,035
	Parker Hannifin Corporation
PH 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	350
			2,760
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	30	450
ADM 140322P00028000	Expiration: March 2014, Exercise Price: $28.00	10	380
ADM 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	20	2,450
	Bunge Limited
BG 140419P00065000	Expiration: April 2014, Exercise Price: $65.00	1	138
BG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	370
			3,788
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140419P00060000	Expiration: April 2014, Exercise Price: $60.00	2	187
SBUX 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	5	627
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,935
	Yum! Brands, Inc.
YUM 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	143
YUM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	738
YUM 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	1,340
			4,970
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc. - Class A
CBG 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	30	525
CBG 140322P00017000	Expiration: March 2014, Exercise Price: $17.00	14	455
CBG 140322P00018000	Expiration: March 2014, Exercise Price: $18.00	8	360
CBG 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	45	5,063
	Market Vectors Gold Miners ETF
GDX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	1,340
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	6,630
			14,373
	Gaming
	Las Vegas Sands Corp.
LVS 140322P00045000	Expiration: March 2014, Exercise Price: $45.00	3	130
LVS 150117P00030250	Expiration: January 2015, Exercise Price: $30.25	15	630
	Wynn Resorts Limited
WYNN 140322P00100000	Expiration: March 2014, Exercise Price: $100.00	4	190
WYNN 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	550
			1,500
	General Merchandise Stores
	Costco Wholesale Corporation
COST 150117P00088000	Expiration: January 2015, Exercise Price: $88.00	4	1,104
	Family Dollar Stores, Inc.
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	175
FDO 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	825
	J.C. Penney Company, Inc.
JCP 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	100	11,250
JCP 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	11,800
	Macy's, Inc.
M 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	790
	Sears Holdings Corporation
SHLD 140621P00030420	Expiration: June 2014, Exercise Price: $30.42	3	418
SHLD 140621P00033000	Expiration: June 2014, Exercise Price: $33.00	11	1,969
SHLD 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	8	2,036
	Wal-Mart Stores, Inc.
WMT 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	1,185
WMT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	4	1,208
			32,760
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	21	4,053
CVS 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	5	1,195
	Walgreen Company
WAG 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	30	315
WAG 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5	63
WAG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	5	357
WAG 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	5	440
			6,423
	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	13	715
CBI 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	13	2,048
			2,763
	Holding Company
	Icahn Enterprises LP
IEP 140322P00060000	Expiration: March 2014, Exercise Price: $60.00	17	1,020
	Leucadia National Corporation
LUK2 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	850
LUK 140322P00022500	Expiration: March 2014, Exercise Price: $22.50	5	200
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	1,320
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	37	6,013
			9,403
	Insurance Carriers and Related Activities
	Aflac, Inc.
AFL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	915
AFL 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	10	805
	American International Group, Inc.
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	115
AIG 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	710
	Lincoln National Corporation
LNC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	863
	MetLife, Inc.
MET 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	80
MET 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	100
MET 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	300
MET 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	675
	Prudential Financial, Inc.
PRU 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	802
	UnitedHealth Group Inc.
UNH 140322P00055000	Expiration: March 2014, Exercise Price: $55.00	14	1,029
UNH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	930
UNH 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	7	1,711
	Wellpoint, Inc.
WLP 140322P00065000	Expiration: March 2014, Exercise Price: $65.00	9	837
WLP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	15	1,478
WLP 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	1,515
			12,865
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 140222P00045000	Expiration: February 2014, Exercise Price: $45.00	5	512
COH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	1,890
	NIKE, Inc. - Class B
NKE 140419P00055000	Expiration: April 2014, Exercise Price: $55.00	10	670
NKE 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	660
NKE 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	923
NKE 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	296
			4,951
	Machinery Manufacturing
	Cameron International Corporation
CAM 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	188
CAM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	15	3,000
	Caterpillar Inc.
CAT 140222P00065000	Expiration: February 2014, Exercise Price: $65.00	8	424
CAT 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,500
CAT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	3	930
	Cummins Inc.
CMI 140322P00090000	Expiration: March 2014, Exercise Price: $90.00	8	620
CMI 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	8	1,560
	Deere & Company
DE 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	5	255
DE 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,540
	Eaton Corporation plc
ETN 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	1,850
	General Electric Company
GE 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	20	140
GE 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	50	3,125
	Illinois Tool Works Inc.
ITW 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	570
	Ingersoll-Rand plc
IR 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	15	375
IR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	4	700
	National Oilwell Varco, Inc.
NOV 140222P00050000	Expiration: February 2014, Exercise Price: $50.00	10	235
NOV 140222P00055000	Expiration: February 2014, Exercise Price: $55.00	6	192
NOV 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	5	612
NOV 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	5	758
NOV 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	1,080
			19,654
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 140118P00110000	Expiration: January 2014, Exercise Price: $110.00	3	146
GS 140419P00115000	Expiration: April 2014, Exercise Price: $115.00	2	317
GS 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	850
GS 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	2	1,240
	JPMorgan Chase & Co.
JPM 140118P00037000	Expiration: January 2014, Exercise Price: $37.00	10	170
JPM 140322P00045000	Expiration: March 2014, Exercise Price: $45.00	5	577
JPM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	11	715
			4,015
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	8	120
CAH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	14	2,135
	Express Scripts Holding Company
ESRX 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	15	405
ESRX 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,356
ESRX 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	8	1,940
	McKesson Corp.
MCK 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	6	120
MCK 140222P00090000	Expiration: February 2014, Exercise Price: $90.00	2	95
MCK 140517P00100000	Expiration: May 2014, Exercise Price: $100.00	2	355
MCK 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	1,213
	Ralph Lauren Corporation
RL 140118P00140000	Expiration: January 2014, Exercise Price: $140.00	5	813
RL 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	5	1,487
			10,039
	Mining (except Oil and Gas)
	BHP Billiton Limited - ADR
BHP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	10	380
BHP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	2,330
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	25	363
FCX 140222P00023000	Expiration: February 2014, Exercise Price: $23.00	19	513
FCX 150117P00019000	Expiration: January 2015, Exercise Price: $19.00	10	740
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	15	1,845
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	4	676
	Rio Tinto plc - ADR
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	600
RIO 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	15	4,612
			12,059
	Miscellaneous Manufacturing
	Baxter International Inc.
BAX 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	20	900
BAX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	1,310
	Hasbro, Inc.
HAS 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	22	1,045
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	45	338
IGT 140419P00014000	Expiration: April 2014, Exercise Price: $14.00	15	675
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	45	1,687
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	20	1,400
	Stryker Corporation
SYK 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	9	2,318
			9,673
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 140322P00017500	Expiration: March 2014, Exercise Price: $17.50	50	1,000
DWA 140322P00020000	Expiration: March 2014, Exercise Price: $20.00	38	1,520
			2,520
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	4	320
AN 140419P00041000	Expiration: April 2014, Exercise Price: $41.00	14	1,330
			1,650
	Non-Store Retailers
	Amazon.com, Inc.
AMZN 140118P00225000	Expiration: January 2014, Exercise Price: $225.00	2	269
AMZN 140419P00215000	Expiration: April 2014, Exercise Price: $215.00	1	263
AMZN 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	4	1,344
	eBay, Inc.
EBAY 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	210
EBAY 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	4	198
EBAY 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	2	221
EBAY 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	1,057
	Liberty Interactive Corporation - Class A
LINTA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	5	113
LINTA 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	5	362
LINTA 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	2,850
	Sotheby's
BID 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	19	1,235
			8,122
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	855
APC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	6	1,890
	Apache Corporation
APA 140419P00067500	Expiration: April 2014, Exercise Price: $67.50	6	711
APA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,480
	Canadian Natural Resources Ltd.
CNQ 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,125
CNQ 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	15	1,013
CNQ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	10	1,200
	Continental Resources, Inc.
CLR 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	2	960
	Encana Corporation
ECA 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	25	188
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	15	412
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	1,875
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	2,250
	EOG Resources, Inc.
EOG 140419P00120000	Expiration: April 2014, Exercise Price: $120.00	2	365
EOG 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	670
	Marathon Oil Corporation
MRO 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,300
	Occidental Petroleum Corporation
OXY 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	735
OXY 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	525
			17,554
	Other Information Services
	Google Inc. - Class A
GOOG 150117P00600000	Expiration: January 2015, Exercise Price: $600.00	1	1,495
GOOG 150117P00660000	Expiration: January 2015, Exercise Price: $660.00	1	2,415
			3,910
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	8	3,880

	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	75	375
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	75	5,625
			6,000
	Petroleum and Coal Products Manufacturing
	Chevron Corporation
CVX 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	5	220
	ConocoPhillips
COP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	10	680
COP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	946
	Hess Corporation
HES 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	110
HES 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	15	232
HES 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	840
	Phillips 66
PSX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	225
PSX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,988
PSX 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	15	4,087
	Valero Energy Corporation
VLO1 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	25	275
VLO1 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,810
			11,413
	Pharmaceutical and Biotechnology
	Allergan, Inc.
AGN 140419P00070000	Expiration: April 2014, Exercise Price: $70.00	2	215
	Amgen Inc.
AMGN 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	5	148
AMGN 140419P00080000	Expiration: April 2014, Exercise Price: $80.00	5	492
AMGN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	1,200
	Bristol-Myers Squibb Company
BMY 140118P00031000	Expiration: January 2014, Exercise Price: $31.00	10	130
BMY 140322P00031000	Expiration: March 2014, Exercise Price: $31.00	5	102
BMY 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	10	400
BMY 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	1,015
	Eli Lilly & Company
LLY 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	9	1,134
LLY 150117P00043000	Expiration: January 2015, Exercise Price: $43.00	10	2,550
	Gilead Sciences, Inc.
GILD 140118P00041250	Expiration: January 2014, Exercise Price: $41.25	15	323
GILD 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20	660
	Merck & Co., Inc.
MRK 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	15	472
MRK 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	16	1,112
MRK 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	1,002
	Pfizer, Inc.
PFE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	20	460
PFE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	50	4,250
			15,665
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	40	4,080

	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	45	3,060

	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	100
CERN 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	10	200
CERN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	20	2,700
CERN 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	10	1,825
	Computer Sciences Corporation
CSC 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	1,050
	Fluor Corporation
FLR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	50
FLR 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	4	70
FLR 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	4	260
FLR 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	833
FLR 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	4	470
FLR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	5	750
	Foster Wheeler AG
FWLT 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	150
FWLT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	1,080
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	750
	Leidos Holdings Inc.
LDOS1 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	25	312
LDOS1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	1,250
			11,850
	Rail Transportation
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	75
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	290
CSX 150117P00012500	Expiration: January 2015, Exercise Price: $12.50	40	620
CSX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	30	915
	Norfolk Southern Corporation
NSC 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	175
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	5	162
NSC 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	630
			2,867
	Real Estate
	General Growth Properties, Inc.
GGP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	48	4,536

	Satellite Telecommunications
	DISH Network Corp. - Class A
DISH 140322P00034000	Expiration: March 2014, Exercise Price: $34.00	19	1,662
DISH 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	14	945
DISH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	17	4,675
			7,282
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	The Charles Schwab Corporation
SCHW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	41	1,640
SCHW 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	45	3,937
	CME Group Inc.
CME 140118P00046000	Expiration: January 2014, Exercise Price: $46.00	7	88
CME 140322P00055000	Expiration: March 2014, Exercise Price: $55.00	2	130
CME 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	990
CME 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	787
	IntercontinentalExchange Inc.
ICE 140322P00130000	Expiration: March 2014, Exercise Price: $130.00	8	1,100
ICE 140322P00135000	Expiration: March 2014, Exercise Price: $135.00	1	173
ICE 140322P00140000	Expiration: March 2014, Exercise Price: $140.00	2	415
	Morgan Stanley
MS 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	20	160
MS 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	10	100
MS 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	40	960
			10,480
	Software Publishers
	Citrix Systems, Inc.
CTXS 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	5	100
CTXS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,625
	Microsoft Corporation
MSFT 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	563
MSFT 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	355
MSFT 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	5	342
MSFT 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	2,050
	Oracle Corporation
ORCL 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	115
ORCL 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	300
ORCL 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,100
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	10	1,830
			8,380
	Support Activities for Mining
	Halliburton Company
HAL 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	8	448
HAL 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	880
HAL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	5	405
	Helmerich & Payne, Inc.
HP 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	4	270
HP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	15	2,588
	Schlumberger Limited
SLB 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	135
SLB 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	715
	Transocean Ltd.
RIG 140517P00035000	Expiration: May 2014, Exercise Price: $35.00	2	161
RIG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	6	1,032
			6,634
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	15	675
EXPD 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	25	3,500
			4,175
	Transportation Equipment Manufacturing
	The Boeing Company
BA 140222P00080000	Expiration: February 2014, Exercise Price: $80.00	3	155
BA 140517P00090000	Expiration: May 2014, Exercise Price: $90.00	1	176
BA 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	585
BA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	375
BA 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	380
	General Dynamics Corporation
GD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	675
	Harley-Davidson, Inc.
HOG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	930
	Johnson Controls, Inc.
JCI 140419P00032000	Expiration: April 2014, Exercise Price: $32.00	3	173
JCI 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	812
	PACCAR Inc.
PCAR 140118P00038500	Expiration: January 2014, Exercise Price: $38.50	10	250
PCAR 140222P00045000	Expiration: February 2014, Exercise Price: $45.00	8	620
PCAR 150117P00029200	Expiration: January 2015, Exercise Price: $29.20	15	937
	Textron Inc.
TXT 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	25	200
TXT 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	15	203
TXT 140322P00021000	Expiration: March 2014, Exercise Price: $21.00	7	287
TXT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	25	1,000
	United Technologies Corporation
UTX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	820
			8,578
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	30	225
NDAQ 140322P00023000	Expiration: March 2014, Exercise Price: $23.00	5	87
			312
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $954,559)		$468,559

*	- 100 Shares Per Contract.
ADR	- American Depository Receipt.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2013

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of September 30, 2013:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Written Options			Written option
		-	contracts, at value	$468,559
Total		$-		$468,559

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2013 (Unaudited)

Identifier	COMMON STOCKS - 0.21%		Shares	Value
	Oil and Gas Extraction - 0.21%
STO	Statoil ASA - ADR		8,800	$199,584
	TOTAL COMMON STOCKS
	(cost $189,267)			199,584

			Principal
	CONVERTIBLE BONDS - 38.10%		Amount	Value
	Administrative and Support Services - 5.21%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#		$400,000	393,750
94770VAF9	2.500%, 01/31/2018#		4,875,000	4,616,016
				5,009,766
	Computer and Electronic Product Manufacturing - 1.66%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#		950,000	1,039,062
747906AH8	Quantum Corporation
	4.500%, 11/15/2017, Acquired 10/26/2012 at $500,000■		500,000	553,125
				1,592,187
	Mining (except Oil and Gas) - 5.29%
250669AA6	Detour Gold Corporation
	5.500%, 11/30/2017		1,000,000	888,125
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017	CAD	350,000	248,046
608753AA7	Molycorp Inc.
	3.250%, 06/15/2016#		1,500,000	1,050,000
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019		3,014,000	2,904,743
				5,090,914
	Nonmetallic Mineral Product Manufacturing - 5.59%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/6/2011-3/15/2013 at $5,153,718^#■		5,170,000	5,373,569
	Oil and Gas Extraction - 7.43%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016#	CAD	1,719,000	1,243,294
B57ZB98	6.500%, 10/31/2018#	CAD	2,592,000	1,711,140
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	674,375
165167CB1	2.250%, 12/15/2038^		3,830,000	3,514,025
				7,142,834
	Performing Arts, Spectator Sports, and Related Industries - 2.94%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#		2,763,000	2,830,348
	Personal and Laundry Services - 1.50%
758932AA5	Regis Corporation
	5.000%, 07/15/2014		1,303,000	1,440,629
	Primary Metal Manufacturing - 2.65%
03938LAK0	ArcelorMittal
	5.000%, 05/15/2014		2,500,000	2,551,562
	Publishing Industries (except Internet) - 4.25%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016		3,750,000	4,089,844
	Real Estate - 0.52%
345550AP2	Forest City Enterprises, Inc.
	4.250%, 08/15/2018#		446,000	497,569
	Transportation Equipment Manufacturing - 1.06%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^		1,000,000	1,018,125
	TOTAL CONVERTIBLE BONDS
	(cost $36,814,325)			36,637,347

	CORPORATE BONDS - 17.29%
	Ambulatory Health Care Services - 2.96%
23918KAL2	DaVita Health Care Partners, Inc.
	6.375%, 11/01/2018#		2,710,000	2,852,275
	General Merchandise Stores - 0.98%
708130AD1	J.C. Penney Company, Inc.
	5.650%, 06/01/2020		1,250,000	940,625
	Mining (except Oil and Gas) - 2.91%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#		1,495,000	1,595,913
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018		950,000	952,375
704549AH7	6.500%, 09/15/2020#		250,000	247,500
				2,795,788
	Satellite Telecommunications - 3.21%
25470XAH8	Dish DBS Corp.
	4.625%, 07/15/2017		3,000,000	3,082,500
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.23%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#		67,000	72,546
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018		2,839,000	3,030,632
				3,103,178
	Telecommunications - 1.07%
852060AG7	Sprint Capital Corp.
	6.900%, 05/01/2019^		1,000,000	1,032,500
	Utilities - 2.93%
131347BP0	Calpine Corp.
	7.250%, 10/15/2017, Acquired 11/15/2011-4/13/2012 at $2,787,578#■		2,700,000	2,814,750
	TOTAL CORPORATE BONDS
	(cost $16,722,492)			16,621,616

	MUNICIPAL BONDS - 0.55%
	Air Transportation - 0.55%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025c+		2,000,000	300,000
105459AC5	6.000%, 07/01/2037c+		1,500,000	225,000
	TOTAL MUNICIPAL BONDS			525,000
	(cost $2,245,112)

	EXCHANGE TRADED FUNDS - 1.36%		Shares
	Funds, Trusts, and Other Financial Vehicles - 1.36%
BOND	PIMCO Total Return ETF^		12,400	1,312,788
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,318,860)			1,312,788

	MUTUAL FUNDS - 2.61%
	Funds, Trusts, and Other Financial Vehicles - 2.61%
DSL	DoubleLine Income Solutions Fund		6,200	136,090
DBL	DoubleLine Opportunistic Credit Fund		1,850	42,328
HAV	Helios Advantage Income Fund, Inc.		200	1,708
HSA	Helios Strategic Income Fund, Inc.		200	1,270
TLI	LMP Corporate Loan Fund Inc.^		3,000	37,050
MTS	Montgomery Street Income Securities, Inc.		21,800	342,478
JFR	Nuveen Floating Rate Income Fund		200	2,392
PCM	PCM Fund Inc.		1,100	12,595
PCN	PIMCO Corporate Income Fund		1,700	28,373
PCI	PIMCO Dynamic Credit Income Fund		18,500	411,625
PDI	PIMCO Dynamic Income Fund		22,200	636,918
PKO	PIMCO Income Opportunity Fund		9,650	265,279
PFL	PIMCO Income Strategy Fund		5,800	67,106
PFN	PIMCO Income Strategy Fund II		5,300	54,060
IMF	Western Asset Inflation Management Fund Inc.^		1,700	27,914
DMO	Western Asset Mortgage Defined Opportunity Fund Inc.		19,500	438,750
WIW	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		200	2,320
WIA	Western Asset/Claymore Inflation-Linked Securities & Income Fund		200	2,328
	TOTAL MUTUAL FUNDS
	(cost $2,707,319)			2,510,584

	SHORT-TERM INVESTMENTS - 6.10%		Principal Amount
	Commercial Paper - 2.26%
049218048	U.S. Bank N.A., 0.02%, 10/01/2013		$2,175,000	2,175,000

	Money Market Funds - 2.28%		Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b		2,196,000	2,196,000

	U.S. Treasury Obligations - 1.56%		Principal Amount
912795Z87	United States Treasury Bill
	Maturity Date: 10/17/2013, Yield to Maturity 0.02%		$1,500,000	1,499,987
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,870,987)			5,870,987

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.46%		Shares
	Money Market Funds - 3.46%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.19%b		3,325,040	3,325,040
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $3,325,040)			3,325,040

	TOTAL INVESTMENTS - 69.68%
	(cost $69,193,402)(a)			$67,002,946

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $3,229,581 at September 30, 2013.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 9.09%.
c	- The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
+	-Security is considered illiquid. The aggregate value of such securities is $525,000 or 0.55% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2013.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal tax purposes at September 30, 2013 was as follows:@
	Cost of investments	$68,946,450
	Gross unrealized appreciation		2,024,701
	Gross unrealized depreciation		(3,968,205)
	Net unrealized depreciation	$(1,943,504)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2013 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	251	$16,315
CCL 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	16	6,560
	Marriott International Inc. - Class A
MAR 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	16	3,640
	Royal Caribbean Cruises Ltd.
RCL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	160	6,080
RCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	52	9,490
			42,085
	Administrative and Support Services
	Expedia, Inc.
EXPE 140118P00049480	Expiration: January 2014, Exercise Price: $49.48	2	670
EXPE 150117P00039480	Expiration: January 2015, Exercise Price: $39.48	9	3,330
			4,000
	Apparel Manufacturing
	Cintas Corp.
CTAS 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	150
	L Brands, Inc.
LTD 140118P00041000	Expiration: January 2014, Exercise Price: $41.00	15	375
LTD 140118P00044000	Expiration: January 2014, Exercise Price: $44.00	2	60
LTD 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	41	7,175
			7,760
	Asset Management
	BlackRock, Inc.
BLK 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	15	487
	The Blackstone Group LP
BX 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	400	400
	The Carlyle Group LP
CG 131221P00022500	Expiration: December 2013, Exercise Price: $22.50	165	7,838
CG 140322P00022500	Expiration: March 2014, Exercise Price: $22.50	65	8,612
	Federated Investors, Inc. - Class B
FII 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	30	300
	Franklin Resources, Inc.
BEN 140118P00034000	Expiration: January 2014, Exercise Price: $34.00	30	450
	Invesco Ltd.
IVZ 131019P00026000	Expiration: October 2013, Exercise Price: $26.00	120	600
	KKR & Co. LP
KKR 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	52	8,710
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	206	4,120
LM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	100	2,750
LM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	18	765
	Oaktree Capital Group LLC
OAK 131019P00045000	Expiration: October 2013, Exercise Price: $45.00	65	975
OAK 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	4	1,390
			37,397
	Beverage and Tobacco Product Manufacturing
	Coca-Cola Enterprises Inc.
CCE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	150	750
	Companhia de Bebidas das Americas
ABV 140118P00034990	Expiration: January 2014, Exercise Price: $34.99	30	2,850
	Constellation Brands, Inc. - Class A
STZ 140118P00022500	Expiration: January 2014, Exercise Price: $22.50	156	1,560
STZ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	129	645
	Molson Coors Brewing Company - Class B
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	147	3,675
TAP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	50	10,875
	PepsiCo, Inc.
PEP 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	500
PEP 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	18	441
	Pernod Ricard SA
RI1 131220P00090000	Expiration: December 2013, Exercise Price: €90.00	30	12,013
	Philip Morris International, Inc.
PM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	30	5,880
PM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	20	8,300
PM 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	993
			48,482
	Broadcasting (except Internet)
	CBS Corporation - Class B
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	3	458
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	39	8,092
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	10	2,575
CBS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	8	2,720
	Comcast Corporation - Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	70	665
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	16	3,400
	Grupo Televisa S.A.B. - ADR
TV 131019P00025000	Expiration: October 2013, Exercise Price: $25.00	75	375
	Time Warner Cable Inc.
TWC 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	39	1,170
TWC 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	48	3,720
	Time Warner Inc.
TWX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	59	207
TWX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	47	376
	Twenty-First Century Fox, Inc. - Class A
FOXA1 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	84	420
FOXA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	14	2,485
FOXA1 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	37	3,422
	Viacom Inc. - Class B
VIAB 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	30	75
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	43	215
VIAB 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	50	375
VIAB 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	32	5,600
VIAB 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	2,125
	The Walt Disney Company
DIS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	150
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	20
			38,645
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	70	2,800
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	6	1,170
FAST 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	7	2,310
	Lowe's Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	150
LOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	28
	The Sherwin-Williams Company
SHW 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	7,075
			13,533
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 131019P00015000	Expiration: October 2013, Exercise Price: $15.00	150	375
	The Clorox Company
CLX 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	22	275
CLX 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	5	75
	Monsanto Company
MON 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	1	73
MON 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	6	3,660
	The Procter & Gamble Company
PG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	4	84
	Sigma-Aldrich Corporation
SIAL 131019P00070000	Expiration: October 2013, Exercise Price: $70.00	91	1,137
	Westlake Chemical Corporation
WLK 131019P00075000	Expiration: October 2013, Exercise Price: $75.00	75	4,500
			10,179
	Clothing and Clothing Accessories Stores
	The Estee Lauder Companies Inc. - Class A
EL 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	29	508
EL 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	15	637
	Tiffany & Co.
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	22	220
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	46	1,265
TIF 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	70	3,185
TIF 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	95	7,790
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	1,540
TIF 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	9	4,838
			19,983
	Computer and Electronic Product Manufacturing
	America Movil SAB de C.V. - Series L - ADR
AMX 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	180	9,900
AMX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	200	27,000
	Apple, Inc.
AAPL 140118P00360000	Expiration: January 2014, Exercise Price: $360.00	23	3,508
	Rockwell Collins, Inc.
COL 131019P00050000	Expiration: October 2013, Exercise Price: $50.00	10	50
	Sony Corporation
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	24	2,220
SNE 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	324	49,410
	Vicor Corporation
VICR 131019P00005000	Expiration: October 2013, Exercise Price: $5.00	250	1,250
			93,338
	Construction of Buildings
	Lennar Corporation - Class A
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	306
LEN 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	24	4,584
LEN 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	16	8,080
			12,970
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	6	42
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	115
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	10	140
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	74	3,034
	United Parcel Service, Inc. - Class B
UPS 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	8	76
UPS 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	11	187
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	61	1,342
UPS 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	21	640
UPS 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	11	468
			6,044
	Credit Intermediation and Related Activities
	Altisource Portfolio Solutions SA
ASPS 131019P00060000	Expiration: October 2013, Exercise Price: $60.00	56	4,340
ASPS 140419P00135000	Expiration: April 2014, Exercise Price: $135.00	3	3,675
	American Express Company
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	60	660
AXP 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	200
	The Bank Of New York Mellon Corporation
BK 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	6	1,044
	Citigroup Inc.
C 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	50	950
	M&T Bank Corporation
MTB 131019P00095000	Expiration: October 2013, Exercise Price: $95.00	35	350
	Northern Trust Corp.
NTRS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	71	887
	Ocwen Financial Corporation
OCN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	4	1,980
	State Street Corporation
STT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	28
	Wells Fargo & Company
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	80	880
WFC 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	30	420
WFC 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	3	60
			15,474
	Defense
	Northrop Grumman Corporation
NOC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	20	200

	E-Commerce
	IAC/InterActiveCorp
IACI 131019P00035000	Expiration: October 2013, Exercise Price: $35.00	30	150
IACI 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	562
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	20	4,200
			4,912
	Electric Power Distribution
	GDF Suez
GA1 131220P00014000	Expiration: December 2013, Exercise Price: €14.00	200	1,623
	RWE AG
RWE 131220P00028000	Expiration: December 2013, Exercise Price: €28.00	150	64,734
			66,357
	European Exchanges
	Deutsche Boerse AG
DB1 131220P00044000	Expiration: December 2013, Exercise Price: €44.00	140	1,515
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	85	425
DHR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	52	780
	McDermott International, Inc.
MDR 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	85	8,287
MDR 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	580	153,700
MDR 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	46	14,490
			177,682
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	188
ADM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	225	2,025
	Bunge Limited
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	46	690
BG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	21	420
BG 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	40	1,100
BG 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	14	525
	Kellogg Company
K 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	37	740
	Mead Johnson Nutrition Company
MJN 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	58	3,393
MJN 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	48	6,024
MJN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	2,988
	Mondelez International Inc. - Class A
MDLZ1 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	525
MDLZ1 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	2	59
			18,677
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	118	177
SBUX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	10
SBUX 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	30	495
SBUX 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	155
SBUX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	780
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	9	1,742
SBUX 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	20	4,780
			8,139
	Funds, Trusts, and Other Financial Vehicles
	iShares MSCI Japan Index Fund
EWJ 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	605	1,512
	iShares Russell 2000 Value Index Fund
IWM 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	23
	Market Vectors Gold Miners ETF
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	50	11,050
	Market Vectors Junior Gold Miners ETF
GDXJ1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	4,000
	ProShares Short S&P 500 ETF
SH 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	90	21,600
	SPDR S&P 500 ETF Trust
SPY 140118P00135000	Expiration: January 2014, Exercise Price: $135.00	20	940
SPY 140118P00138000	Expiration: January 2014, Exercise Price: $138.00	20	1,180
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	508
			40,813
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00027250	Expiration: January 2014, Exercise Price: $27.25	70	210
LVS 140118P00032250	Expiration: January 2014, Exercise Price: $32.25	32	160
LVS 140118P00035250	Expiration: January 2014, Exercise Price: $35.25	3	20
LVS 140118P00042250	Expiration: January 2014, Exercise Price: $42.25	52	598
LVS 150117P00044250	Expiration: January 2015, Exercise Price: $44.25	9	1,611
	Wynn Resorts Limited
WYNN 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	46	138
WYNN 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	12	42
WYNN 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	8	52
WYNN 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	4	40
WYNN 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	8	92
WYNN 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	5	3,050
			6,013
	Gasoline Stations
	Susser Holdings Corporation
SUSS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	6	645
SUSS 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	4	840
			1,485
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	138	3,105
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	6	210
FDO 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	25	3,750
FDO 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	9	1,665
	J.C. Penney Company, Inc.
JCP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	6	4,350
	Sears Holdings Corporation
SHLD 140118P00030420	Expiration: January 2014, Exercise Price: $30.42	54	1,782
SHLD 140222P00030420	Expiration: February 2014, Exercise Price: $30.42	23	1,334
SHLD 140621P00047920	Expiration: June 2014, Exercise Price: $47.92	2	1,160
SHLD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	2,265
SHLD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	48	45,720
			65,341
	Heavy and Civil Engineering Construction
	Bouygues SA
EN1 131220P00020000	Expiration: December 2013, Exercise Price: €20.00	150	1,826

	Holding Company
	Berkshire Hathaway Inc. - Class B
BRKB 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	23	598
	Icahn Enterprises LP
IEP 131221P00065000	Expiration: December 2013, Exercise Price: $65.00	12	360
IEP 131221P00070000	Expiration: December 2013, Exercise Price: $70.00	4	290
IEP 140322P00065000	Expiration: March 2014, Exercise Price: $65.00	58	6,815
	Leucadia National Corporation
LUK2 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	156	39,780
LUK2 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	19	8,360
	Liberty Media Corporation - Class A
LMCA 140419P00135000	Expiration: April 2014, Exercise Price: $135.00	2	1,690
			57,893
	Hospitals
	Universal Health Services, Inc. - Class B
UHS 131019P00065000	Expiration: October 2013, Exercise Price: $65.00	1	15

	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	71	817
	AmTrust Financial Services, Inc.
AFSI 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	4	1,140
	Marsh & McLennan Companies, Inc.
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	160
	UnitedHealth Group Inc.
UNH 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	60	990
			3,107
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	3,850
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)
	San Juan Basin Royalty Trust
SJT 131019P00012500	Expiration: October 2013, Exercise Price: $12.50	60	300
			300
	Machinery Manufacturing
	AGCO Corporation
AGCO 131116P00040000	Expiration: November 2013, Exercise Price: $40.00	45	225
AGCO 131116P00045000	Expiration: November 2013, Exercise Price: $45.00	145	1,450
	Illinois Tool Works Inc.
ITW 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	30	750
	National Oilwell Varco Inc.
NOV 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	45	12,150
			14,575
	Management of Companies and Enterprises
	Cheung Kong (Holdings) Limited
1HK 131230P00110000	Expiration: December 2013, Exercise Price: HKD $110.00f	50	9,670
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	100	800
JPM 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	25	250
JPM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	12	156
	Power Corporation of Canada
POW 131019P00026000	Expiration: October 2013, Exercise Price: CAD $26.00	90	874
	Swire Pacific LTD - Class A
19HK 131230P00090000	Expiration: December 2013, Exercise Price: HKD $90.00e	42	6,390
			18,140
	Merchant Wholesalers, Durable Goods
	Airgas, Inc.
ARG 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	40	2,900

	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	7	1,347
	Express Scripts Holding Company
ESRX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	20	380
ESRX 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	40	2,900
			4,627
	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	42	8,820
	Cameco Corporation
CCJ 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	65	1,463
CCJ 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	219	15,877
	Franco-Nevada Corporation
FNV 131019P00030000	Expiration: October 2013, Exercise Price: $30.00	89	445
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00024000	Expiration: January 2014, Exercise Price: $24.00	58	1,334
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	116	19,604
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	4	1,052
	McEwen Mining Inc.
MUX 140118P00002500	Expiration: January 2014, Exercise Price: $2.50	48	2,160
	Natural Resource Partners LP
NRP 131019P00020000	Expiration: October 2013, Exercise Price: $20.00	30	3,150
	Newmont Mining Corporation
NEM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	50	18,250
	Rio Tinto plc - ADR
RIO 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	35	438
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	36	1,440
RIO 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	50	3,500
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	1,925
	Silver Wheaton Corporation
SLW 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	1,900
	Vale SA
VALE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	100	9,700
			91,058
	Miscellaneous Manufacturing
	3M Co.
MMM 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	10	195
MMM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	33	1,006
	Hasbro, Inc.
HAS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	17	4,930
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	104	780
IGT 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	457	6,855
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	20	750
			14,516
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 131019P00038000	Expiration: October 2013, Exercise Price: $38.00	40	500
AN 140118P00039000	Expiration: January 2014, Exercise Price: $39.00	45	1,238
	Penske Automotive Group, Inc.
PAG 131116P00025000	Expiration: November 2013, Exercise Price: $25.00	30	750
			2,488
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	16	2,960

	Non-Store Retailers
	eBay, Inc.
EBAY 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	106
	Liberty Interactive Corporation - Class A
LINTA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	72	1,620
LINTA 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	40	8,600
	Sotheby's
BID 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	133	997
BID 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	120	900
BID 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	17	1,530
			13,753
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	117	2,340
CNQ 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	193	11,580
	Canadian Oil Sands Ltd.
COS 140118P00020000	Expiration: January 2014, Exercise Price: CAD $20.00	275	25,897
	Chesapeake Energy Corporation
CHK 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	4	834
	Continental Resources, Inc.
CLR 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	195
CLR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	23	8,740
CLR 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	2	1,810
	Encana Corporation
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	18	495
ECA 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	419	64,945
	EXCO Resources, Inc.
XCO 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	600	7,500
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	91	865
OXY 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	40	2,160
OXY 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	4	274
	Statoil ASA - ADR
STO 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	125	4,062
	Suncor Energy, Inc.
SU 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	650
SU 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	32	304
	Total SA - ADR
TOT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	14	105
TOT 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	22	220
TOT 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	35	612
	WPX Energy Inc.
WPX 140118P00012500	Expiration: January 2014, Exercise Price: $12.50	302	2,265
WPX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	229	5,153
WPX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	700
			141,706
	Other Exchanges
	CBOE Holdings Inc.
CBOE 140118P00024250	Expiration: January 2014, Exercise Price: $24.25	33	165
CBOE 140118P00026250	Expiration: January 2014, Exercise Price: $26.25	82	410
			575
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	102	7,650
LYV 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	138	20,700
			28,350
	Petroleum and Coal Products Manufacturing
	Exxon Mobil Corporation
XOM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	20	3,610
	Hess Corporation
HES 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	134	4,489
	Imperial Oil Ltd.
IMO 131116P00035000	Expiration: November 2013, Exercise Price: $35.00	100	2,500
	Murphy Oil Corporation
MUR1 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	138	4,830
MUR1 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	14	665
			16,094
	Pharmaceutical and Biotechnology
	Novartis AG - ADR
NVS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	150

	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	7	1,652

	Primary Metal Manufacturing
	ArcelorMittal
MT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	100	1,350

	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	52	520
ADP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	3	38
	Iron Mountain Inc.
IRM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	13	8,710
			9,268
	Rail Transportation
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	69	518
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	308	4,466
	Norfolk Southern Corporation
NSC 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	22	550
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	8	260
NSC 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	56	2,520
NSC 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	37	2,312
NSC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	7	2,870
	Union Pacific Corporation
UNP 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	11	181
UNP 140118P00100000	Expiration: January 2014, Exercise Price: $100.00	5	120
			13,797
	Real Estate
	General Growth Properties, Inc.
GGP 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	345	13,110
	Vornado Realty Trust - REIT
VNO 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	207
			13,317
	Restaurants
	The Wendy's Company
WEN 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	16	1,280

	Satellite Telecommunications
	DIRECTV
DTV 140118P00043000	Expiration: January 2014, Exercise Price: $43.00	15	435
DTV 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	153
	DISH Network Corp. - Class A
DISH 140118P00029000	Expiration: January 2014, Exercise Price: $29.00	3	37
DISH 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	26	3,965
DISH 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	4	780
DISH 150117P00036000	Expiration: January 2015, Exercise Price: $36.00	4	1,220
DISH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	20	9,100
			15,690
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	The Charles Schwab Corporation
SCHW 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	110	275
SCHW 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	140	1,750
	CME Group Inc.
CME 140118P00042000	Expiration: January 2014, Exercise Price: $42.00	28	140
CME 140118P00048000	Expiration: January 2014, Exercise Price: $48.00	75	1,313
CME 140118P00052000	Expiration: January 2014, Exercise Price: $52.00	2	45
CME 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	25	3,375
CME 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	2	600
	Interactive Brokers Group, Inc. - Class A
IBKR 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	250	1,250
	IntercontinentalExchange Inc.
ICE 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	1	155
	Morgan Stanley
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	232	1,160
MS 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	232	1,856
			11,919
	Support Activities for Mining
	Halliburton Company
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	180	1,800
	Transocean Ltd.
RIG 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	20	13,600
			15,400
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	110	825
EXPD 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	84	2,310
EXPD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	30	5,850
			8,985
	Telecommunications
	Vivendi SA
EX1 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	250	6,270
VVU 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	50	1,218
	Vodafone Group plc - ADR
VOD 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	321	803
			8,291
	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 131221P00030000	Expiration: December 2013, Exercise Price: $30.00	2	75
ARII 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	4	930
	The Boeing Company
BA 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	31	279
BA 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	14	154
BA 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	9	117
BA 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	192
BA 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	1	18
	General Dynamics Corporation
GD 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	20	350
GD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	500
GD 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	60	1,650
	Toyota Motor Corporation - ADR
TM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	16	160
TM 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	14	182
TM 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	15	367
TM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	25	725
			5,699
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	30	75
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	750
NDAQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	170	2,975
NDAQ 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	51	1,785
	NYSE Euronext
NYX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	74	111
NYX 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	8
			5,704
	Utilities
	FirstEnergy Corp.
FE 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	75	33,000

	Waste Management and Remediation Services
	Waste Management, Inc.
WM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	35	88
WM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	57	570
			658
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $4,489,854)		$1,305,917

*	- 100 Shares Per Contract unless otherwise noted.
€	- Euros.
e	- 500 Shares Per Contract.
f	- 1,000 Share Per Contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust.
HKD	- Hong Kong Dollars.
CAD	- Candadian Dollars.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2013

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities

The following is a summary of the fair values of derivative instruments as of September 30, 2013:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Written Options			Written option
Total		-	contracts, at value	$1,305,917
		$-		$1,305,917

Security Valuation	Summary of Fair Value Exposure at	September 30, 2013

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ official Closing Price ("NOCP"). In the event market quotations are not readiliy available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, "fair value" will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Compostie option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading charateristics and other market data. Other assets and securities for which no quotations are readily available (including restricted securities) will be value in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in thos funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Various inputs are used in determining the value of the Master Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$156,117,188	$306,956	(1)	$–	*	$156,424,144
Escrow Notes	–	–		–	*	–	*
Rights	735,000	–		–		735,000
Short-Term Investments	49,337	625,000	+	–		674,337
Investments Purchased with the Cash	–	–		–		–
Proceeds from Securities Lending	23,478,225	–		–		23,478,225
Total Investments in Securities	$180,379,750	$931,956		$–		$181,311,706

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Other Exchanges	$32,180
	Rental and Leasing Services	271,200
	Telecommunications	3,576
		$306,956

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Holding Company	$–	*
	Special Purpose Entity	–	*
		$–	*

	Transfers out of Level 1 into Level 2	$271,200

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$3
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(3)
Net purchases	–
Net sales	–
Transfer in and/or out of Level 3	–
Balance as of September 30, 2013	$–	*

Description	Fair Value at 09/30/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$–	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

Escrow Notes	–	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$8,225,056	$579,830	(1)	$–		$8,804,886
Preferred Stocks	5	545		–		550
Rights	–	–		–	*	–
Warrants	183	–		–		183
Short-Term Investments	483,000	475,000	+	–		958,000
Investments Purchased with the Cash	–	–		–		–
Proceeds from Securities Lending	2,645,759	–		–		2,645,759
Total Investments in Securities	$11,354,003	$1,055,375		$-	*	$12,409,378

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Holding Company	$26,212
	Mining (except Oil and Gas)	101
	Oil and Gas Extraction	49,238
	Real Estate.	504,279
		$579,830

	Transfers out of Level 1 into Level 2	$49,339
	Transfers out of Level 2 into Level 1	18,529

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–	*
Net purchases	–
Net sales	–
Transfer in and/or out of Level 3	–
Balance as of September 30, 2013	$–	*

Description	Fair Value at 09/30/2013		Valuation Techniques	Unobservable Input	Range
Rights	$–	*	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,102,517,414	$2,501,238	(1)	$–	(2)*	$1,105,018,652
Preferred Stocks	–	926		–		926
Short-Term Investments	17,760,511	58,800,000	+	–		76,560,511
Investments Purchased with the Cash	–	–		–		–
Proceeds from Securities Lending	217,995,804	–		–		217,995,804
Total Investments in Securities	$1,338,273,729	$61,302,164		$–		$1,399,575,893

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Holding Company	$17,475
	Real Estate	2,483,763
		$2,501,238

	Transfers out of Level 2 into Level 1	$5,848,762

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Holding Company	$–	*

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$31
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(31)
Net purchases	–
Net sales / Write-offs	–	*
Transfer in and/or out of Level 3	–
Balance as of September 30, 2013	$–	*

Description	Fair Value at 09/30/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$–	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$22,969,115	$83,172	(1)	$–	(2)*	$23,052,287
Rights	31,387	906		–	(3)*	32,293
Short-Term Investments	46,349	320,000	+	–		366,349
Investments Purchased with the Cash	–	–		–		–
Proceeds from Securities Lending	7,220,602	–		–		7,220,602
Total Investments in Securities	$30,267,453	$404,078		$–		$30,671,531

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Ambulatory Health Care Services	$195
	Pharmaceutical and Biotechnology	82,977
		$83,172

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Pharmaceutical and Biotechnology	$–	*

(3)	The Rights Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Pharmaceutical and Biotechnology	$–	*
–
	Transfers out of Level 1 into Level 2	$1,101
	Transfers out of Level 1 into Level 3	$–	*

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers were made out of Level 1 into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Net purchases	–	*
Net sales	–
Transfer in and/or out of Level 3	–	*
Balance as of September 30, 2013	$–	*

Description	Fair Value at 09/30/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$–	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/ Market Comparables	No active market	$0.00-$0.00
Rights	–	*	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of Semtempber 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$175,574,415	$16,802,441	(1)	$–	$192,376,856
Rights	394,437	–		–	394,437
Short-Term Investments	3,712,828	10,050,000	+	–	13,762,828
Investments Purchased with the Cash	–	–		–	–
Proceeds from Securities Lending	45,452,491	–		–	45,452,491
Total Investments in Securities	$225,134,171	$26,852,441		$–	$251,986,612

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$1,305,690
	Forestry and Logging	34,200
	Holding Company	2,704,237
	Mining (except Oil and Gas)	733,013
	Oil and Gas Extraction	1,477
	Real Estate	11,984,661
	Rental and Leasing Services	34,171
	Telecommunications	4,992
		$16,802,441

	Transfers out of Level 1 into Level 2	$69,848
	Transfers out of Level 2 into Level 1	23,580

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$51,590,433	$2,603,690	(1)	$–	(2)*	$54,194,123
Mutual Funds	7,752	–		–		7,752
Short-Term Investments	1,580,203	2,900,000	+	–		4,480,203
Investments Purchased with the Cash	–	–		–		–
Proceeds from Securities Lending	10,536,288	–		–		10,536,288
Total Investments in Securities	$63,714,676	$5,503,690		$–-		$69,218,366

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Holding Company	$937,090
	Other Exchanges	30,951
	Real Estate	1,635,649
		$2,603,690

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Other Exchanges	$–	*

	Transfers out of Level 1 into Level 2	$30,951
	Transfers out of Level 1 into Level 3	–	*

Transfers were made out of Level 1 into Level 2 and Level 3 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$–	*
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(1,485)
Net purchases	–
Net sales/Write-offs	–	*
Transfer in and/or out of Level 3	1,485
Balance as of September 30, 2013	$–	*

Description	Fair Value at 9/30/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$–	*	Delisted/Market Comparables	No active market/Market Comparables	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value the The Alternative Income Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$–	$10,378,152		$–	$10,378,152
U.S. Government Agency Issues	–	939,851		–	939,851
U.S. Government Notes	–	600,033		–	600,033
Exchange Traded Funds	3,777,104	–		–	3,777,104
Warrants	–	400		–	400
Short-Term Investments	787,000	800,000	+	–	1,587,000
Investments Purchased with the Cash
Proceeds from Securities Lending	1,175,212	–		–	1,175,212
Total Investments in Securities	$5,739,316	$12,718,436		$–	$18,457,752

Liabilities
Written Options	$–	$468,559		$–	$468,559

Transfers out of Level 1 into Level 2	$400

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Portfolio's net assets as of September 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$199,584	$–		$–	$199,584
Convertible Bonds	–	36,637,347		–	36,637,347
Corporate Bonds	–	16,621,616		–	16,621,616
Municipal Bonds	–	525,000		–	525,000
Exchange Traded Funds	1,312,788	–		–	1,312,788
Mutual Funds	2,510,584	–		–	2,510,584
Short-Term Investments	2,196,000	3,674,987	+	–	5,870,987
Investments Purchased with the Cash		–		–	–
Proceeds from Securities Lending	3,325,040	–		–	3,325,040
	$9,543,996	$57,458,950		$–	$67,002,946

Liabilities
Written Options	$–	$1,305,917		$-	$1,305,917

For the nine months ended September 30, 2013, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title) /s/ Peter B. Doyle
 Peter B. Doyle, President

Date November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date November 19, 2013

By (Signature and Title)* /s/ Leonid Polyakov
   Leonid Polyakov, Treasurer

Date November 18, 2013

* Print the name and title of each signing officer under his or her signature.